UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 0.96%
United States : 0.96%
Anheuser-Busch InBev Worldwide Incorporated (Consumer Staples, Beverages)	6.88%	11/15/2019	$9,525,000	$12,165,378
SABMiller Holdings Incorporated (Consumer Staples, Food & Staples Retailing) 144A	3.75	01/15/2022	4,000,000	4,167,444

Total Corporate Bonds and Notes (Cost $13,477,116)				16,332,822

Foreign Corporate Bonds and Notes@: 28.24%

Australia : 1.05%
General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00	03/15/2019	1,405,000	1,468,917
International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10/01/2020	4,000,000	4,532,468
New South Wales Treasury Corporation (Financials, Diversified Financial Services, AUD)	3.14	11/20/2025	5,000,000	6,321,436
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	03/23/2020	4,000,000	5,630,379

				17,953,200

Brazil : 0.02%
Banco Do Brasil (Financials, Commercial Banks, EUR)	4.50	01/20/2016	300,000	395,672

Cayman Islands : 0.02%
Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	04/28/2017	300,000	402,225

France : 0.80%
Casino Guichard Perrach (Consumer Staples, Food & Staples Retailing, EUR)	4.38	02/08/2017	5,000,000	6,708,555
Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.38	01/16/2017	5,000,000	6,949,556

				13,658,111

Germany : 11.05%
Bayerische Landesbank (Financials, Commercial Banks, EUR)	1.88	06/30/2014	15,000,000	19,912,308
Bayerische Landesbank (Financials, Commercial Banks, EUR)	2.63	11/26/2014	10,500,000	14,213,993
Dexia Kommunalbank AG (Financials, Commercial Banks, EUR)	3.50	06/05/2014	31,080,000	40,746,304
Eurohypo AG (Financials, Commercial Banks, EUR)	3.75	03/24/2014	31,080,000	42,420,809
KFW Bankengruppe (Financials, Commercial Banks, EUR)	2.25	09/21/2017	12,650,000	17,053,359
KFW Bankengruppe (Financials, Commercial Banks, NOK)	3.75	09/25/2015	75,500,000	13,361,647
KFW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12/04/2019	7,700,000	8,570,246
Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	3.88	01/21/2019	6,250,000	9,172,796
LB Baden-Wuerttemberg (Financials, Commercial Banks, EUR)	1.75	01/17/2014	15,000,000	19,878,364
UPC Holdings BV (Consumer Discretionary, Media, EUR)	9.63	12/01/2019	2,400,000	3,335,527

				188,665,353

Ireland : 0.21%
Smurfit Kappa Funding plc (Financials, Diversified Financial Services, EUR)	7.25	11/15/2017	2,650,000	3,622,316

Luxembourg : 3.83%
EFSF (Financials, Commercial Banks, EUR)	3.38	07/05/2021	9,000,000	12,119,498
European Investment Bank (Financials, Commercial Banks, EUR)	3.13	03/03/2017	12,350,000	16,969,047
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	09/10/2014	11,189,000	9,771,509

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Luxembourg (continued)
European Investment Bank (Financials, Commercial Banks, AUD)	6.50%	08/07/2019	16,400,000	$17,678,111
European Investment Bank (Financials, Commercial Banks, ZAR)	9.00	12/21/2018	29,450,000	4,013,011
Fiat Industrial Finance SA (Financials, Diversified Financial Services, EUR)	6.25	03/09/2018	3,000,000	3,767,183
Zinc Capital SA (Financials, Diversified Financial Services, EUR)	8.88	05/15/2018	950,000	1,074,890

				65,393,249

Netherlands : 2.77%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	09/01/2020	12,250,000	15,853,757
Deutsche Telekom International Finance B.V. (Financials, Diversified Financial Services, EUR)	6.00	01/20/2017	7,000,000	10,511,670
Heidelberg Cement AG (Materials, Construction Materials, EUR)	8.50	10/31/2019	1,730,000	2,443,960
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	2,765,000	3,544,422
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	01/16/2017	5,541,000	7,720,031
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	07/10/2014	4,361,000	3,793,669
Ziggo Bond Company B.V. (Consumer Discretionary, Media, EUR) 144A(i)	8.00	05/15/2018	2,500,000	3,425,455

				47,292,964

South Africa : 0.19%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	03/01/2018	830,000	1,025,969
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR) 144A	8.75	03/01/2018	100,000	123,611
Savcio Holdings Limited (Industrials, Machinery, EUR)	8.00	02/15/2013	1,701,000	2,091,493

				3,241,073

Switzerland : 0.78%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12/28/2018	12,750,000	13,386,289

United Kingdom : 4.18%
BAA Funding Limited (Financials, Diversified Financial Services, EUR)	4.13	10/12/2018	4,026,000	5,390,880
BAA Funding Limited (Financials, Diversified Financial Services, EUR)	4.60	02/15/2018	4,000,000	5,407,791
British American Tobacco plc (Consumer Staples, Tobacco, EUR)	5.88	03/12/2015	8,175,000	11,993,718
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12/13/2017	8,000,000	12,449,493
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	4.50	07/05/2018	5,000,000	6,997,581
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.13	05/15/2018	1,000,000	1,552,164
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail, GBP)	6.13	12/02/2019	4,000,000	6,736,737
Nationwide Building Society (Financials, Thrifts & Mortgage Finance, EUR)	3.75	01/20/2015	4,000,000	5,302,812
Tesco plc (Consumer Staples, Food & Staples Retailing, EUR)	5.88	09/12/2016	5,350,000	8,136,665
Virgin Media Finance plc (Financials, Consumer Finance, GBP)	8.88	10/15/2019	2,143,000	3,773,732
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.13	11/11/2016	2,250,000	3,687,374

				71,428,947

United States : 3.34%
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63	12/10/2014	10,200,000	9,137,199
International Bank Recronstruction & Development (Financials, Diversified Financial Services, EUR)	3.88	05/20/2019	14,100,000	20,886,894
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10/15/2018	1,920,000	2,448,669
National Grid USA (Utilities, Electric Utilities, EUR)	3.25	06/03/2015	2,065,000	2,782,831
Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75	06/03/2016	6,600,000	9,651,111

2

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
United States (continued)
Procter & Gamble Company (Consumer Staples, Household Products, EUR)	5.13%	10/24/2017	6,000,000	$9,180,939
Rockwood Specialties Group Incorporated (Materials, Chemicals, EUR)	7.63	11/15/2014	2,200,000	2,906,486

				56,994,129

Total Foreign Corporate Bonds and Notes (Cost $480,502,268)				482,433,528

Foreign Government Bonds@: 63.64%
Australia Series 124 (AUD)	5.75	05/15/2021	21,300,000	26,174,716
Australia Series 25CI (AUD)	3.23	09/20/2025	37,985,000	53,089,797
Brazil (BRL)	12.50	01/05/2016	20,000,000	13,278,388
Brazil (BRL)	12.50	01/05/2022	41,700,000	29,714,114
Caisse d’Amortissement de la Dette Sociale (EUR)	4.13	04/25/2017	10,735,000	15,068,741
Canada (CAD)	2.50	09/01/2013	45,000,000	45,950,085
Canada (NZD)	6.25	06/16/2015	18,150,000	16,159,994
Canada Housing Trust (CAD) 144A	3.35	12/15/2020	31,000,000	33,616,156
Canadian Government Bond (CAD)	2.75	09/01/2016	92,700,000	98,533,619
Czech Republic (CZK)	5.00	04/11/2019	724,600,000	42,669,766
Denmark (DKK)	4.00	11/15/2017	375,395,000	77,108,769
Federal Republic of Brazil (BRL)	12.50	01/05/2016	4,300,000	2,854,853
Germany (EUR)	1.75	10/09/2015	8,250,000	11,293,210
Germany (EUR)	2.25	04/11/2014	27,800,000	38,027,422
Hungary (HUF)	0.01	05/02/2012	380,000,000	1,658,017
Indonesia (IDR)	6.25	04/15/2017	7,000,000,000	831,046
Indonesia (IDR)	7.00	05/15/2022	25,600,000,000	3,204,206
Indonesia (IDR)	7.00	05/15/2027	6,500,000,000	795,923
Japan (JPY)	1.00	09/20/2021	6,405,000,000	84,464,992
Japan (JPY)	2.00	09/20/2041	7,575,000,000	101,080,335
Korea (KRW)	5.25	09/10/2015	11,400,000,000	10,752,858
Korea (KRW)	5.25	03/10/2027	33,590,000,000	34,394,025
Malaysia (MYR)	4.26	09/15/2016	161,650,000	55,475,761
Mexico (MXN)	7.25	12/15/2016	45,500,000	3,817,928
Mexico (MXN)	8.50	11/18/2038	617,000,000	53,724,695
Netherlands (EUR) 144A	2.50	01/15/2017	6,500,000	9,011,442
New Zealand (NZD)	6.00	12/15/2017	45,190,000	42,486,548
Norway (NOK)	3.75	05/25/2021	335,000,000	63,499,830
Philippines (EUR)	6.25	03/15/2016	750,000	1,042,352
Poland (PLN)	5.25	10/25/2020	146,300,000	44,477,594
Poland (PLN)	5.50	04/25/2015	11,800,000	3,724,526
Province of Ontario (AUD)	6.25	09/29/2020	13,600,000	15,420,846
Queensland Treasury (AUD)	6.25	02/21/2020	13,650,000	15,369,709
Republic of Chile (CLP)	5.50	08/05/2020	531,500,000	1,121,707
Republic of Colombia (COP)	7.75	04/14/2021	3,000,000,000	1,984,919
Republic of Peru (PEN)	7.84	08/12/2020	4,500,000	1,914,634
Republic of Peru (PEN)	8.20	08/12/2026	1,600,000	710,747
Republic of South Africa (ZAR)	8.25	09/15/2017	30,000,000	4,029,868
Russia (RUB)	7.85	03/10/2018	50,000,000	1,706,290
South Africa (ZAR)	6.75	03/31/2021	222,905,000	26,710,637

Total Foreign Government Bonds (Cost $1,044,354,910)				1,086,951,065

Yankee Corporate Bonds and Notes: 3.07%

Bermuda : 0.33%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	02/16/2021	$5,550,000	5,633,250

Brazil : 0.03%
Banco Votorantim (Financials, Commercial Banks) 144A	5.25	02/11/2016	220,000	221,650

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Brazil (continued)
BM&F Bovespa SA (Financials, Diversified Financial Services)	5.50%	07/16/2020	$200,000	$212,000

				433,650

Cayman Islands : 0.51%
International Petroleum Investment Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.00	11/15/2020	5,700,000	5,785,500
Petroplus Finance Limited (Financials, Consumer Finance)	5.75	01/20/2020	2,685,000	2,878,913

				8,664,413

Kazakhstan : 0.03%
Eurasian Development Bank (Financials, Commercial Banks) 144A(i)	7.38	09/29/2014	300,000	319,500
Kazatomprom (Materials, Metals & Mining) 144A	6.25	05/20/2015	200,000	212,000

				531,500

Luxembourg : 0.02%
TNK BP Finance SA (Financials, Commercial Banks)	6.63	03/20/2017	400,000	423,500

Netherlands : 0.67%
ABN AMRO Bank Nv (Financials, Commercial Banks) 144A	4.25	02/02/2017	8,000,000	8,069,200
Mubadala Development Company-Global Medium Term Note (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	04/20/2021	3,200,000	3,340,118

				11,409,318

Peru : 0.51%
Banco De Credito Del Peru (Financials, Commercial Banks)(i)	4.75	03/16/2016	8,640,000	8,661,600

South Africa : 0.33%
Eskom Holdings Limited (Utilities, Electric Utilities) 144A	5.75	01/26/2021	225,000	235,125
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	02/15/2017	2,795,000	2,864,875
Transnet Limited (Industrials, Transportation Infrastructure) 144A	4.50	02/10/2016	2,500,000	2,569,960

				5,669,960

United Kingdom : 0.64%
Lloyds TSB Bank plc (Financials, Commercial Banks)	6.38	01/21/2021	7,700,000	8,242,565
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	6.25	12/01/2017	2,500,000	2,690,950

				10,933,515

Total Yankee Corporate Bonds and Notes (Cost $50,369,242)				52,360,706

Yankee Government Bonds: 0.23%
Bahamas144A	6.95	11/20/2029	400,000	455,000
Dominican Republic	7.50	05/06/2021	1,000,000	1,021,500
Republic of Sri Lanka144A	6.25	07/27/2021	1,000,000	985,889
Republic of Sri Lanka	7.40	01/22/2015	435,000	460,013
Socialist Republic of Vietnam(i)	6.75	01/29/2020	500,000	513,750
State of Qatar144A	4.50	01/20/2022	500,000	515,006

Total Yankee Government Bonds (Cost $3,919,583)				3,951,158

4

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value
Short-Term Investments: 1.94%

Investment Companies : 1.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)		0.02%	33,174,567	$33,174,567

Total Short-Term Investments (Cost $33,174,567)				33,174,567

Total Investments in Securities (Cost $1,625,797,686)*	98.08%			1,675,203,846

Other Assets and Liabilities, Net	1.92			32,810,516

Total Net Assets	100.00%			$1,708,014,362

(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
@	Foreign bond principal is denominated in local currency.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is $1,612,568,961 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$90,709,727
Gross unrealized depreciation	(28,074,842)

Net unrealized appreciation	$62,634,885

5

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Bond Fund (the “Fund”).

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$16,332,822	$0	$16,332,822
Foreign corporate bonds	0	482,433,528	0	482,433,528
Foreign government bonds	0	1,086.951,065	0	1,086,951,065
Yankee corporate bonds and notes	0	52,360,706	0	52,360,706
Yankee government bonds	0	3,951,158	0	3,951,158
Short-term investments
Investment companies	33,174,567	0	0	33,174,567

	$33,174,567	$1,642,029,279	$0	$1,675,203,846

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(9,751,660)	$0	$(9,751,660)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended January 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at January 31, 2012	In Exchange for U.S. $	Net Unrealized Gains
02/01/2012	State Street Bank	372,883,740 HUF	$1,657,465	$1,607,951	$49,514
03/12/2012	State Street Bank	1,500,000,000 JPY	19,688,648	19,518,289	170,359
03/12/2012	State Street Bank	11,500,000,000 JPY	150,946,304	148,663,323	2,282,981
03/19/2012	State Street Bank	13,300,000 EUR	17,399,085	17,054,723	344,362

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at January 31, 2012	In Exchange For	U.S. Value at January 31, 2012	Net Unrealized Gains (Losses)
02/02/2012	State Street Bank	79,000,000 CAD	$78,785,459	6,046,541,500 JPY	$79,330,117	$(544,658)
02/02/2012	State Street Bank	6,141,460,000 JPY	80,575,440	79,000,000 CAD	78,785,459	1,789,981
02/10/2012	State Street Bank	58,640,066 EUR	76,705,248	455,000,000 NOK	77,527,842	(822,594)
02/10/2012	State Street Bank	455,000,000 NOK	77,527,842	59,242,863 EUR	77,493,748	34,094
02/21/2012	State Street Bank	3,455,476,200 JPY	45,344,717	148,500,000 PLN	45,927,202	(582,485)
03/06/2012	State Street Bank	9,000,000 AUD	9,519,654	734,738,400 JPY	9,643,209	(123,555)
03/06/2012	State Street Bank	2,361,240,000 JPY	30,990,528	30,000,000 AUD	31,732,179	(741,651)
03/13/2012	State Street Bank	6,534,000,000 JPY	85,764,931	110,000,000 NZD	90,576,684	(4,811,753)
03/13/2012	State Street Bank	12,000,000 NZD	9,881,093	758,005,200 JPY	9,949,535	(68,442)
03/21/2012	State Street Bank	1,342,168,985 JPY	17,619,174	11,150,000 GBP	17,563,362	55,812
04/26/2012	State Street Bank	10,594,320,000 JPY	139,143,345	132,000,000 AUD	138,863,784	279,561
04/30/2012	State Street Bank	76,015,857 EUR	99,464,134	100,000,000 CAD	99,528,544	(64,410)
05/02/2012	State Street Bank	6,103,432,000 JPY	80,167,495	80,000,000 CAD	79,619,109	548,386

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at January 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
02/14/2012	State Street Bank	795,000,000 CZK	$41,064,187	$41,399,781	$335,594
02/27/2012	State Street Bank	220,000,000 ZAR	28,023,090	25,644,612	(2,378,478)
03/12/2012	State Street Bank	1,000,000,000 JPY	13,125,766	13,041,380	(84,386)
03/14/2012	State Street Bank	645,000,000 MXN	49,312,389	46,617,520	(2,694,869)
03/19/2012	State Street Bank	2,000,000 EUR	2,616,404	2,622,640	6,236
04/18/2012	State Street Bank	445,000,000 DKK	78,349,374	75,926,905	(2,422,469)
04/18/2012	State Street Bank	47,500,000 ZAR	6,005,209	5,746,570	(258,639)
05/02/2012	State Street Bank	380,000,000 HUF	1,672,003	1,621,852	(50,151)

The Fund had average contract amounts of $949,818,268 and $219,553,570 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2012.

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.02%

Australia : 5.89%
Amcor Limited (Materials, Containers & Packaging)	276,937	$2,069,832
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	61,500	1,397,891
Boart Longyear Group (Industrials, Construction & Engineering)	254,800	952,190
Leighton Holdings Limited (Industrials, Construction & Engineering)	37,200	925,330
Newcrest Mining Limited (Materials, Metals & Mining)	67,689	2,423,188
Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	736,600	1,438,901
Transurban Group (Industrials, Transportation Infrastructure)	327,900	1,911,152

		11,118,484

Bermuda : 4.51%
Aquarius Platinum Limited (Materials, Metals & Mining)	493,600	1,388,681
Biosensors International Group Limited (Health Care, Health Care Equipment & Supplies)†	741,000	954,343
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	1,830,000	2,543,731
Haier Electronics Group Company (Consumer Discretionary, Household Durables)†	1,108,000	1,140,103
Li & Fung Limited (Consumer Discretionary, Distributors)	694,000	1,517,703
Pacific Basin Shipping Limited (Industrials, Transportation Infrastructure)	2,033,000	967,309

		8,511,870

Cayman Islands : 0.60%
Dongyue Group Limited (Materials, Chemicals)	1,345,000	1,123,825

China : 10.18%
Bank of China Limited (Financials, Commercial Banks)	3,462,000	1,486,527
China Construction Bank (Financials, Commercial Banks)	5,552,000	4,445,724
Citic Securities Company Limited (Financials, Capital Markets) «	470,000	928,449
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	7,061,000	4,943,875
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,334,000	3,412,835
SINA Corporation (Information Technology, Internet Software & Services)†	15,200	1,068,104
Weichai Power Company Limited (Industrials, Machinery)	171,000	916,154
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining) «	4,616,000	2,029,652

		19,231,320

Hong Kong : 2.50%
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	346,000	1,151,058
China Resources Land Limited (Industrials, Machinery)	514,000	907,998
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	538,000	1,116,888
Singamas Container Holding (Industrials, Machinery)	6,878,000	1,552,035

		4,727,979

India : 3.60%
Cairn India Limited (Energy, Oil, Gas & Consumable Fuels)†	202,000	1,385,954
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	239,900	1,587,527
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	262,000	923,849
Doctor Reddy’s Laboratories Limited ADR (Health Services, Pharmaceuticals)«	24,200	826,430
ICICI Bank Limited (Financials, Commercial Banks)†	59,800	1,091,082
Suzlon Energy Limited (Industrials, Electrical Equipment)†	1,724,300	976,447

		6,791,289

Indonesia : 4.26%
Bumi Serpong Damai TBK PT (Financials, Real Estate Management & Development)	8,027,000	937,525
Jasa Marga TBK PT (Industrials, Transportation Infrastructure)†	2,941,500	1,431,486
Lippo Karawaci TBK PT (Financials, Real Estate Management & Development)	31,101,500	2,317,909
Semen Gresik Persero TBK PT (Materials, Construction Materials)	744,500	935,801

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security Name	Shares	Value
Indonesia (continued)
Telekomunikasi Indonesia TBK PT (Telecommunication Services, Diversified Telecommunication Services)	1,430,500	$1,089,981
United Tractors TBK PT (Industrials, Machinery)	420,500	1,326,048

		8,038,750

Japan : 25.06%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	58,700	2,053,191
Industrial & Infrastructure Fund Investment Company (Financials, REITs)	450	2,311,401
Japan Retail Fund Investment Corporation (Financials, REITs)	800	1,159,801
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	455	2,238,586
Marubeni Corporation (Industrials, Trading Companies & Distributors)	402,000	2,774,232
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	122,600	2,797,184
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	279,000	2,503,752
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	141,000	2,251,338
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	427,700	1,958,374
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	149,000	2,449,449
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	2,787,500	4,205,753
Modec Incorporated (Energy, Energy Equipment & Services)	155,900	2,789,919
Nabtesco Corporation (Industrials, Machinery)	65,000	1,381,527
Nexon Company Limited (Information Technology, Software) «	89,000	1,301,955
Sanrio Company Limited (Consumer Discretionary, Specialty Retail) «	35,900	1,608,482
Start Today Company Limited (Consumer Discretionary, Internet & Catalog Retail)	79,600	1,553,986
Tadano Limited (Industrials, Machinery)	282,000	1,931,304
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100,000	900,026
THK Company Limited (Industrials, Machinery)	113,000	2,428,418
Toho Titanium Company Limited (Materials, Metals & Mining) «†	111,100	1,896,367
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	72,800	2,683,915
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	33,760	2,152,632

		47,331,592

Luxembourg : 0.55%
L’Occitane International SA (Consumer Discretionary, Personal Products)	474,000	1,041,476

Malaysia : 1.50%
Parkson Holdings Berhad (Consumer Discretionary, Multiline Retail)	906,100	1,682,927
Sunway Berhad (Financials, Real Estate Management & Development)†	1,405,100	1,154,750

		2,837,677

New Zealand : 2.25%
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	2,458,900	4,253,250

Philippines : 2.38%
Bank of the Philippine Islands (Financials, Commercial Banks)	771,000	1,090,385
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	18,420	1,175,169
San Miguel Corporation (Consumer Staples, Beverages)	815,900	2,235,473

		4,501,027

Singapore : 15.20%
Cache Logistics Trust (Financials, REITs)	1,784,000	1,397,019
CapitaLand Limited (Financials, Real Estate Management & Development)	494,000	1,032,889
CapitaMall Trust (Financials, REITs)	1,417,000	1,926,358
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	910,000	958,580
CapitaRetail China Trust (Financials, REITs)	1,348,200	1,318,350
CDL Hospitality Trusts (Financials, REITs)	1,612,000	2,274,755

2

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Singapore (continued)
DBS Group Holdings Limited (Financials, Commercial Banks)	215,000	$2,316,055
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	282,000	1,522,264
Frasers Centrepoint Trust (Financials, REITs)	1,591,000	1,815,069
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	1,336,000	2,113,638
Hutchison Port Holdings Trust (Materials, Containers & Packaging)	2,149,000	1,611,750
Hyflux Limited (Utilities, Water Utilities) «	695,000	759,729
Kingsmen Creative Limited (Industrials, Commercial Services & Supplies)	402,000	182,168
Mapletree Commercial Trust (Financials, REITs)†	1,380,000	949,000
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	163,000	1,114,441
Parkway Life Real Estate Investment Trust (Financials, REITs)	1,322,000	1,865,525
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	627,000	2,382,685
Singapore Post Limited (Industrials, Air Freight & Logistics)	1,257,000	974,341
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	366,000	902,015
STX OSV Holdings Limited (Energy, Energy Equipment & Services)	1,136,000	1,282,442

		28,699,073

South Korea : 8.23%
Crucialtec Company Limited (Information Technology, Electronic Equipment, Instruments & Components)†	81,000	1,150,087
Golfzon Company Limited (Information Technology, Software)	17,400	921,618
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)†	42,900	1,712,792
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	3,500	970,535
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	4,600	904,972
KCC Corporation (Industrials, Building Products)	5,300	1,429,563
Poongsan Corporation (Materials, Metals & Mining)†	37,000	1,037,522
POSCO (Materials, Metals & Mining)†	3,100	1,143,855
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	3,941,781
Shinhan Financial Group Company Limited (Financials, Commercial Banks)†	28,600	1,139,315
SK Energy Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,900	1,195,531

		15,547,571

Taiwan : 6.34%
Epistar Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	1,039,000	2,545,923
High Tech Computer Corporation (Information Technology, Communications Equipment)	54,000	886,084
KGI Securities Company Limited (Financials, Capital Markets)†	1,706,000	709,211
Lung Yen Life Service Corporation (Industrials, Construction & Engineering)	488,000	1,588,319
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	1,976,000	5,242,619
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	370,000	1,002,700

		11,974,856

Thailand : 2.22%
Asia Plus Securities PCL (Financials, Capital Markets)†	11,578,800	936,039
Bangkok Bank PCL (Financials, Commercial Banks)	180,000	969,119
PTT Global Chemical PCL (Materials, Chemicals)	527,901	1,135,179
Quality House PCL (Financials, Real Estate Management & Development)†	22,800,000	1,157,510

		4,197,847

United Kingdom : 0.75%
BHP Billiton plc (Materials, Metals & Mining)	42,500	1,421,805

Total Common Stocks (Cost $177,088,871)		181,349,691

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Security Name				Shares	Value
Investment Companies: 1.98%

Bermuda
Macquarie International Infrastructure Fund				2,254,000	$1,012,450
Honk Kong
iShares MSCI China Index ETF				1,891,000	2,721,179

Total Investment Companies (Cost $3,555,091)					3,733,629

			Expiration Date
Warrants: 0.34%

United Kingdom
HSBC Bank plc (Financials, Commercial Banks) (a)†			08/11/2020	590,000	650,847

Total Warrants (Cost $1,001,568)					650,847

Short-Term Investments: 4.08%

		Yield
Investment Companies : 4.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%		532,896	532,896
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.15		7,165,905	7,165,905

Total Short-Term Investments (Cost $7,698,801)					7,698,801

Total Investments in Securities (Cost $189,344,331)*	102.42%				193,432,968

Other Assets and Liabilities, Net	(2.42)				(4,570,193)

Total Net Assets	100.00%				$188,862,775

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $190,340,376 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,643,897
Gross unrealized depreciation	(8,551,305)

Net unrealized appreciation	$3,092,592

4

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Asia Pacific Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$181,349,691	*	$0	*	$0	$181,349,691
Investment companies	3,733,629		0		0	3,733,629
Warrants	0		650,847		0	650,847
Short-term investments
Investment companies	532,896		7,165,905		0	7,698,801

	$185,616,216		$7,816,752		$0	$193,432,968

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $120,748,003 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were not necessary at January 31, 2012 due to movements against a specified benchmark.

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.82%

Argentina : 0.28%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	53,143	$538,339
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	7,494	262,290

		800,629

Australia : 2.73%
AMP Limited (Financials, Insurance)	91,836	416,315
Bendigo Bank Limited (Financials, Commercial Banks)	76,900	676,803
BlueScope Steel Limited (Materials, Metals & Mining)	166,200	71,461
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	119,000	558,407
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	20,721	254,082
Commonwealth Bank of Australia (Financials, Commercial Banks)	18,474	993,591
Downer EDI Limited (Industrials, Commercial Services & Supplies)	122,000	467,572
Goodman Fielder Limited (Consumer Staples, Food Products)	646,500	360,337
Grain Corporation Limited (Consumer Staples, Food Products)	57,200	476,095
Metcash Limited (Consumer Staples, Food & Staples Retailing)	101,700	436,193
Newcrest Mining Limited (Materials, Metals & Mining)	26,471	947,631
OneSteel Limited (Materials, Metals & Mining)	426,000	334,675
Perilya Limited (Industrials, Professional Services)†	397,900	173,197
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	149,000	526,759
Treasury Wine Estates Limited (Consumer Staples, Beverages)	103,753	382,218
Westpac Banking Corporation (Financials, Commercial Banks)	27,929	627,115

		7,702,451

Austria : 0.31%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	12,500	409,828
Voestalpine AG (Materials, Metals & Mining)	14,300	468,844

		878,672

Belgium : 2.19%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	78,729	4,773,705
Delhaize Group (Consumer Staples, Food & Staples Retailing)	12,000	653,528
Dexia SA (Financials, Commercial Banks)†	11,500	5,039
KBC Groep NV (Financials, Commercial Banks)	17,400	329,907
Tessenderlo Chemie NV (Materials, Chemicals)†	12,100	413,095

		6,175,274

Brazil : 0.71%
Banco do Brasil SA (Financials, Commercial Banks)	41,900	652,050
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	25,700	858,138
Cia Saneamento Minas Gerais (Utilities, Water Utilities)†	22,000	487,168

		1,997,356

Canada : 3.87%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)«	28,826	878,328
Canadian National Railway Company (Industrials, Road & Rail)«	415	31,299
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	23,893	946,474
Canadian Pacific Railway Limited (Industrials, Road & Rail)«	54,825	3,910,119
Goldcorp Incorporated (Materials, Metals & Mining)	18,287	884,531
Ivanhoe Mines Limited (Materials, Metals & Mining)†	22,986	370,683
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	21,600	892,263
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	14,200	775,215
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	24,778	853,523
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	13,789	584,730

PORTFOLIO OF INVESTMENTS —January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Canada (continued)
Westjet Airlines Limited (Industrials, Airlines)	63,300	$789,119

		10,916,284

China : 3.67%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	29,933	3,817,056
China Communications (Telecommunication Services, Diversified Telecommunication Services)	730,000	325,687
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	16,774	856,816
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	884,000	1,073,753
China Railway Construction Corporation (Industrials, Construction & Engineering)	480,000	311,942
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	3,636,000	1,669,073
SINA Corporation (Information Technology, Internet Software & Services)†	11,795	828,835
Tencent Holdings Limited (Information Technology, Internet Software & Services)	35,100	858,570
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)«	221,240	601,932

		10,343,664

Denmark : 0.55%
Carlsberg A/S (Consumer Staples, Beverages)	10,007	759,943
Danske Bank A/S (Financials, Commercial Banks)	16,000	233,665
H. Lundbeck A/S (Health Care, Pharmaceuticals)	28,300	557,699

		1,551,307

Finland : 0.13%
TietoEnator Oyj (Information Technology, IT Services)«	25,100	378,882

France : 8.43%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,405	225,008
Air Liquide SA (Materials, Chemicals)	5,059	636,728
Arkema (Industrials, Professional Services)	910	73,538
AXA SA (Financials, Insurance)	26,100	396,196
BNP Paribas SA (Financials, Commercial Banks)	9,500	402,245
Compagnie de Saint-Gobain (Industrials, Building Products)	7,580	337,309
Credit Agricole SA (Financials, Commercial Banks)	47,100	290,241
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	30,900	463,401
Groupe Danone SA (Consumer Staples, Food Products)	37,970	2,343,520
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,362	2,321,975
Pernod-Ricard SA(Consumer Staples, Beverages)	35,286	3,387,377
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	2,877	452,720
Publicis Groupe (Consumer Discretionary, Media)	5,630	283,232
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	36,501	2,696,167
Schneider Electric SA (Industrials, Electrical Equipment)	27,233	1,691,338
SCOR SE (Financials, Insurance)	26,900	676,813
Societe Generale (Financials, Commercial Banks)	7,120	189,666
Technip SA (Energy, Energy Equipment & Services)	18,651	1,749,713
Total SA (Energy, Oil, Gas & Consumable Fuels)	34,927	1,845,953
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	10,068	1,933,274
Vivendi SA (Consumer Discretionary, Media)	39,600	828,780
Zodiac SA (Industrials, Aerospace & Defense)	6,314	563,678

		23,788,872

Germany : 9.19%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,069	653,398
Allianz AG (Financials, Insurance)	24,138	2,654,085
BASF SE (Materials, Chemicals)	10,200	784,249
Bayer AG (Health Care, Pharmaceuticals)	40,822	2,858,886
Beiersdorf AG (Consumer Staples, Personal Products)	26,160	1,570,633
Brenntag AG (Materials, Chemicals)	17,365	1,815,780
Daimler AG (Consumer Discretionary, Automobiles)	38,609	2,133,478

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Germany (continued)
Deutsche Bank AG (Financials, Capital Markets)	13,100	$554,932
E.ON AG (Utilities, Electric Utilities)	33,219	710,224
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	18,990	1,926,083
Hannover Rueckversicherung AG (Financials, Insurance)	9,400	500,249
Heidelberger Druckmaschinen AG (Industrials, Professional Services)«	17,000	37,803
Hochtief AG (Industrials, Construction & Engineering)	8,499	548,074
Linde AG (Materials, Chemicals)	26,453	4,197,203
Metro AG (Consumer Staples, Food & Staples Retailing)	15,000	577,046
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	14,779	1,925,434
Norddeutsche Affinerie AG (Materials, Metals & Mining)	6,400	360,226
RWE AG (Utilities, Multi-Utilities)	14,600	558,412
SAP AG (Information Technology, Software)	14,424	871,481
Siemens AG (Industrials, Industrial Conglomerates)	2,813	265,442
Thyssenkrupp AG (Materials, Metals & Mining)	14,300	405,340

		25,908,458

Hong Kong : 7.63%
AIA Group Limited (Financials, Insurance)	959,400	3,204,062
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	85,642	496,936
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	208,213	550,381
Cathay Pacific Airways Limited (Industrials, Airlines)	144,000	285,204
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)(a)	488,000	28,316
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	163,900	1,675,921
China Resources Land Limited ADR (Financials, Real Estate Management & Development)	384,600	679,409
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	253,318	552,672
Guangdong Investment Limited (Utilities, Water Utilities)	747,000	432,482
Hang Seng Bank Limited (Financials, Commercial Banks)	80,740	1,042,136
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	141,900	770,311
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	114,058	587,399
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	542,500	321,080
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	749,500	401,071
Lonking Holdings Limited (Industrials, Machinery)«	1,219,000	501,413
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	219,200	323,912
NWS Holdings Limited (Industrials, Industrial Conglomerates)	354,596	574,282
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,244,943	4,213,861
Sino Land Company (Financials, Real Estate Management & Development)	885,753	1,475,627
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	87,823	1,216,225
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	692,108	1,774,155
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	138,500	424,145

		21,531,000

India : 0.71%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	44,626	295,310
Grasim Industries GDR (Industrials, Construction & Engineering)	11,994	637,361
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)«	19,100	459,928
Tata Steel Limited GDR (Industrials, Machinery)	67,000	597,640

		1,990,239

Ireland : 0.34%
Accenture plc (Information Technology, IT Services)	11,269	646,164
Allied Irish Banks plc (Financials, Commercial Banks)†	36,500	3,676
Bank of Ireland plc (Financials, Commercial Banks)†	110,500	16,478
Covidien plc (Health Care, Health Care Equipment & Supplies)	5,422	279,233
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	65,300	2,733

		948,284

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Israel : 0.81%
Bank Hapoalim Limited (Financials, Commercial Banks)	101,600	$354,348
Check Point Software Technologies Limited (Information Technology, Software)«†	8,647	486,740
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	19,500	878,653
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	12,666	571,617

		2,291,358

Italy : 1.49%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	57,500	304,612
Enel SpA (Utilities, Multi-Utilities)	209,200	855,411
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	80,471	1,778,895
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	127,522	1,249,370

		4,188,288

Japan : 13.79%
Adeka Corporation (Materials, Chemicals)	54,800	544,980
Alpine Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	18,500	233,010
Canon Incorporated (Information Technology, Office Electronics)	20,800	897,822
Comsys Holdings Corporation (Industrials, Construction & Engineering)	50,500	565,160
Edion Corporation (Consumer Discretionary, Specialty Retail)	43,600	342,073
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	19,200	410,601
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	101,000	430,661
Hitachi Capital Corporation (Financials, Consumer Finance)	25,500	384,072
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	87,200	3,050,055
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	209,000	1,058,436
Itochu Corporation (Industrials, Trading Companies & Distributors)	42,700	464,423
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	829	4,078,654
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	80,000	482,813
Kaneka Corporation (Industrials, Professional Services)	29,000	162,083
Kao Corporation (Consumer Staples, Personal Products)	87,600	2,305,505
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	150	950,538
Komatsu Limited (Industrials, Machinery)	10,100	284,766
Kyorin Company Limited (Health Care, Pharmaceuticals)	30,000	521,517
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	45,000	545,526
Makita Corporation (Industrials, Machinery)	12,100	456,727
Marubeni Corporation (Industrials, Trading Companies & Distributors)	152,000	1,048,964
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	6,700	250,789
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	16,100	367,330
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	202,600	927,675
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	218,000	383,259
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	151,000	412,070
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	556,600	839,793
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	16,900	401,325
Nintendo Company Limited (Information Technology, Software)	4,700	637,602
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	40,000	348,465
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	22,700	1,134,702
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	34,000	353,293
NKSJ Holdings Incorporated (Financials, Insurance)	33,300	724,369
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	400	710,575
Rengo Company Limited (Materials, Containers & Packaging)	63,000	447,166
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,800	216,521
Sankyu Incorporated (Industrials, Road & Rail)	95,000	365,193
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	24,600	532,537
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	22,907
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	70,400	1,960,892
Sojitz Corporation (Industrials, Trading Companies & Distributors)	211,000	362,648

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	54,400	$781,527
Sumitomo Heavy Industries Limited (Industrials, Machinery)	166,000	1,062,818
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	44,100	1,403,077
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	141,000	440,278
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,800	558,016
Toshiba Corporation (Information Technology, Computers & Peripherals)	80,000	339,019
Toshiba TEC Corporation (Information Technology, Office Electronics)	97,000	371,609
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	66,700	2,459,027
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	8,900	476,994
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	1,209	369,267

		38,879,129

Liechtenstein : 0.10%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	3,200	291,841

Luxembourg : 0.24%
Acergy SA (Energy, Energy Equipment & Services)	23,990	485,770
ArcelorMittal (Materials, Metals & Mining)	9,328	187,720

		673,490

Netherlands : 4.28%
Aegon NV (Financials, Insurance)	60,500	293,203
Akzo Nobel NV (Materials, Chemicals)	23,746	1,235,294
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	9,641	414,079
ING Groep NV (Financials, Diversified Financial Services)†	97,164	884,330
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	58,600	776,482
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	12,400	636,222
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	12,583	683,715
Nielsen Holdings NV (Industrials, Professional Services)†	30,099	872,269
Nutreco Holding NV (Consumer Staples, Food Products)	5,400	382,699
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	76,500	838,551
Unilever NV (Consumer Staples, Food Products)	127,165	4,233,306
USG People NV (Industrials, Commercial Services & Supplies)	95,198	810,649

		12,060,799

Netherlands Antilles : 0.58%
Schlumberger Limited (Energy, Energy Equipment & Services)	21,852	1,642,615

Nigeria : 0.00%
Nigerian Breweries plc (Consumer Staples, Beverages)†	3,089	1,822

Norway : 1.04%
Atea ASA (Information Technology, IT Services)†	48,100	469,358
DnB Nor ASA (Financials, Commercial Banks)	33,600	354,498
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	18,800	471,362
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	99,970	1,629,816

		2,925,034

Portugal : 0.03%
Banco Espirito Santo SA (Financials, Commercial Banks)«	51,000	84,255

Russia : 0.73%
Gazprom Neft-Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	39,500	981,180
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	18,300	1,067,622

		2,048,802

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name	Shares	Value
Singapore : 0.32%
City Developments Limited (Financials, Real Estate Management & Development)	43,459	$340,665
DBS Group Holdings Limited (Financials, Commercial Banks)	53,000	570,935

		911,600

South Africa : 0.63%
Exxaro Resources Limited (Materials, Metals & Mining)	27,800	685,980
Imperial Holding Limited (Consumer Discretionary, Distributors)	34,900	618,562
Kumba Iron Ore Limited (Materials, Metals& Mining)	6,900	473,095

		1,777,637

South Korea : 1.86%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	3,933	773,751
Industrial Bank of Korea (Financials, Commercial Banks)†	49,700	559,670
NHN Corporation (Information Technology, Internet Software & Services)†	4,638	875,289
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,768	1,742,267
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,300	799,172
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	50,700	500,975

		5,251,124

Spain : 1.50%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	41,600	363,165
Banco Santander Central Hispano SA (Financials, Commercial Banks)	97,400	758,054
Grifols SA (Health Care, Biotechnology)	26,888	490,633
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	7,106	619,977
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	61,475	1,688,659
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	18,600	324,315

		4,244,803

Sweden : 0.85%
Boliden AB (Materials, Metals & Mining)	42,500	726,608
Saab AB (Industrials, Aerospace & Defense)†	29,200	624,994
Sandvik AB (Industrials, Machinery)	29,145	430,588
Swedbank AB (Financials, Commercial Banks)	43,483	624,519

		2,406,709

Switzerland : 9.08%
ABB Limited (Industrials, Electrical Equipment)	28,188	588,564
Adecco SA (Industrials, Professional Services)	25,156	1,192,348
Baloise Holding AG (Financials, Insurance)	8,800	674,938
Clariant AG (Materials, Chemicals)	33,500	406,877
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	47,961	2,714,577
Credit Suisse Group AG (Financials, Capital Markets)	33,606	871,821
Georg Fischer AG (Industrials, Machinery)	1,000	419,609
Givaudan SA (Materials, Chemicals)	1,005	938,400
Nestle SA (Consumer Staples, Food Products)	93,405	5,352,650
Novartis AG (Health Care, Pharmaceuticals)	44,802	2,423,834
Roche Holdings AG (Health Care, Pharmaceuticals)	16,504	2,793,399
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,683	3,658,085
Swiss Re Limited (Financials, Insurance)†	8,800	477,332
UBS AG (Financials, Capital Markets)	50,547	688,054
Valora Holding AG (Consumer Discretionary, Specialty Retail)	1,120	258,555
Zurich Financial Services AG (Financials, Insurance)	8,917	2,140,855

		25,599,898

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
United Kingdom : 19.67%
Amlin plc (Financials, Insurance)	67,500	$361,646
Anglo American plc (Materials, Metals & Mining)	18,436	762,310
Antofagasta plc (Materials, Metals & Mining)	32,039	652,798
Ashtead Group plc (Industrials, Trading Companies & Distributors)	221,717	821,746
AstraZeneca plc (Health Care, Pharmaceuticals)	31,000	1,492,118
Aviva plc (Financials, Insurance)	68,800	378,802
BAE Systems plc (Industrials, Aerospace & Defense)	207,900	1,008,380
Barclays plc (Financials, Commercial Banks)	270,376	905,588
BG Group plc (Health Care, Health Care Providers & Services)	100,732	2,261,953
BHP Billiton plc (Materials, Metals & Mining)	32,837	1,098,537
BP plc (Energy, Oil, Gas & Consumable Fuels)	327,309	2,428,521
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	364,900	1,170,145
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,635	901,613
Diageo plc (Consumer Staples, Beverages)	97,970	2,164,424
DS Smith plc (Industrials, Professional Services)«	113,400	405,461
Experian Group Limited (Financials, Diversified Financial Services)	65,407	885,873
Firstgroup plc (Industrials, Road & Rail)	77,400	378,098
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	608,592	788,651
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	148,819	3,306,579
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	41,300	320,261
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	208,100	352,191
HSBC Holdings plc (Financials, Commercial Banks)	422,931	3,530,212
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	93,550	3,346,347
Intertek Group plc (Industrials, Commercial Services & Supplies)	11,288	375,675
Johnson Matthey plc (Materials, Chemicals)	17,244	557,320
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	334,144	354,891
Kingfisher plc (Consumer Discretionary, Specialty Retail)	162,377	654,269
Land Securities Group plc (Financials, REITs)	101,200	1,075,632
LogicaCMG plc (Industrials, Professional Services)	288,600	344,720
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	232,100	354,771
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	32,834	237,693
Old Mutual plc (Financials, Insurance)	292,100	672,025
Pace plc (Consumer Discretionary, Household Durables)	190,500	255,912
Persimmon plc (Consumer Discretionary, Household Durables)	116,145	963,608
Prudential plc (Financials, Insurance)	32,158	354,976
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,371	72,936
Rio Tinto plc (Materials, Metals & Mining)	11,586	694,688
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	162,400	271,265
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	58,939	2,080,889
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	26,989	956,004
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	66,800	2,430,008
SABMiller plc (Consumer Staples, Beverages)	67,102	2,546,204
Standard Chartered plc (Financials, Commercial Banks)	70,986	1,715,929
Tate & Lyle plc (Consumer Staples, Food Products)	55,933	583,482
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	233,700	49,716
Travis Perkins plc (Industrials, Trading Companies & Distributors)	39,241	542,302
Tullett Prebon plc (Financials, Capital Markets)	68,100	319,575
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,289,837	3,471,554
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	65,200	567,137
WPP plc (Consumer Discretionary, Media)	176,017	2,067,777
Xstrata plc (Materials, Metals & Mining)	69,665	1,179,566

		55,472,778

Virgin Islands (British): 0.08%
Arcos Dorados Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,145	218,118

Total Common Stocks (Cost $284,302,226)		275,881,472

PORTFOLIO OF INVESTMENTS —January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

Security Name			Dividend Yield	Shares	Value
Preferred Stocks: 0.50%

Brazil : 0.50%
Cia Energetica de Minas Gerais (Utilities, Oil, Gas & Consumable Fuels)			9.02%	35,900	$726,753
Companhia Vale do Rio Doce Class A (Materials, Metal Mining)			6.17	28,400	693,908

Total Preferred Stocks (Cost $1,404,638)					1,420,661

			Expiration Date
Rights: 0.01%

Spain : 0.01%
Banco Santander SA (Financials, Commercial Banks)†(a)			12/20/2012	97,400	15,161

Total Rights (Cost $14,702)					15,161

Short-Term Investments: 3.79%

		Yield
Investment Companies : 3.79%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%		3,070,045	3,070,045
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.15		7,620,514	7,620,514

Total Short-Term Investments (Cost $10,690,559)					10,690,559

Total Investments in Securities (Cost $296,412,125)*	160.40%				288,007,853
Other Assets and Liabilities, Net	(60.40)				(5,982,105)

Total Net Assets	100.00%				$282,025,748

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $303,610,974 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,673,782
Gross unrealized depreciation	(30,276,903)

Net unrealized depreciation	$(15,603,121)

WELLS FARGO ADVANTAGE DIVERSIFIED INTERNATIONAL FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified International Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash

Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$275,853,156	*	$0	*	$28,316	$275,881,472
Preferred stocks	1,420,661		0		0	1,420,661
Rights	0		15,161		0	15,161
Short-term investments
Investment companies	3,070,0445		7,620,514		0	10,690,559

	$280,343,862		$7,635,675		$28,316	$288,007,853

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $245,377,216 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were not necessary at January 31, 2012 due to movements against a specified benchmark.

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(25,951)	$0	$(25,951)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of October 31, 2011	$0
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	0
Purchases	0
Sales	0
Transfers into Level 3	28,316
Transfers out of Level 3	0

Balance as of January 31, 2012	$28,316

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$0

Derivative transactions

During the three months ended January 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at January 31, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
04/11/2012	State Street Bank	479,700 GBP	$755,482	$740,978	$(14,504)
04/11/2012	State Street Bank	363,600 EUR	475,710	464,263	(11,447)

The Fund had average contract amounts of $5,873,665 and $6,042,118 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2012.

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 85.13%

Argentina : 0.06%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	148,500	$1,504,305

Brazil : 13.86%
All America Latina Logistica SA (Industrials, Road & Rail)	5,350,570	30,776,802
B2W Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail)	1,462,090	8,719,653
Banco Bradesco SA ADR (Financials, Commercial Banks)«	3,135,235	56,058,002
Banco do Brasil SA (Financials, Commercial Banks)	2,625,600	40,859,698
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)†	4,353,572	15,299,297
Cielo SA (Information Technology, IT Services)	530,400	15,800,893
Companhia de Bebidas ADR (Consumer Staples, Beverages)	347,500	12,645,525
Companhia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)†	1,179,200	8,206,886
Lojas Renner SA (Consumer Discretionary, Multiline Retail)†	527,200	17,802,656
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,428,400	43,637,620
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)	1,507,635	42,108,246
Redecard SA (Information Technology, IT Services)	888,400	16,016,827
Sao Carlos Empreendimentos e Participacoes SA (Financials, Real Estate Management & Development)†	258,900	3,701,535
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	1,935,363	10,744,632
Vale SA ADR (Materials, Metals & Mining)	1,191,236	30,138,271

		352,516,543

China : 10.66%
51job Incorporated ADR (Industrials, Commercial Services & Supplies)†«	419,604	18,831,828
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)†	292,524	1,290,031
China Life Insurance Company Limited ADR (Financials, Insurance)«	880,486	38,688,555
China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	47,098,000	26,478,315
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	18,732,000	4,395,992
First Tractor Company (Industrials, Machinery)	6,944,000	7,172,055
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,097,000	6,289,376
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†«	1,185,200	28,231,464
NVC Lighting Holdings Limited (Consumer Discretionary, Household Durables)	13,523,000	5,562,437
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	225,700	32,839,350
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	21,374,000	9,150,088
SINA Corporation (Information Technology, Internet Software & Services)†«	932,817	65,549,051
Sinotrans Limited (Industrials, Air Freight & Logistics)	32,149,000	6,632,677
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	3,700,000	19,990,200

		271,101,419

Hong Kong : 6.46%
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,010,000	10,327,518
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,903,333	97,222,250
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	170,900	34,761,060
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	14,800,000	8,759,429
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,695,500	5,595,857
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,992,000	7,672,420

		164,338,534

India : 6.56%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)†	3,525,849	26,077,520
Hindustan Unilever Limited (Consumer Staples, Household Products)†	1,140,200	8,738,574
ICICI Bank Limited ADR (Financials, Commercial Banks)«	1,279,795	46,341,377
Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services)†	6,640,500	12,805,575
Infosys Technologies Limited ADR (Information Technology, IT Services)«	512,100	28,160,379
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	825,600	4,609,301
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)144A	999,100	33,070,210

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Security Name	Shares	Value
India (continued)
UltraTech Cement Limited (Materials, Construction Materials)†	286,000	$7,026,363

		166,829,299

Indonesia : 0.91%
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,477,000	5,675,884
PT Astra International Tbk (Consumer Discretionary, Automobiles)	845,500	7,420,462
PT Telekomunik Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)«	325,664	9,981,602

		23,077,948

Israel : 0.88%
Israel Chemicals Limited (Materials, Chemicals)	1,719,600	18,015,185
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	100,000	4,513,000

		22,528,185

Malaysia : 1.67%
Genting Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,380,700	16,013,604
KLCC Property Holdings Berhad (Financials, Real Estate Management & Development)	3,387,900	3,652,963
Resorts World Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,645,600	11,481,993
Sime Darby Berhad (Industrials, Industrial Conglomerates)	3,769,437	11,325,659

		42,474,219

Mexico : 5.25%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,574,400	36,541,824
Cemex SA de CV (Materials, Construction Materials)†«	2,270,680	15,463,331
Fibra Uno Administracion SA (Financials, REITs)	2,184,945	4,334,989
Fomento Economico Mexicano SA de CV ADR (Consumer Staples, Beverages)	236,900	16,706,188
Grupo Financiero Banorte SA de CV (Financials, Commercial Banks)	1,522,936	6,075,807
Grupo Televisa SA ADR (Consumer Discretionary, Media)«	2,745,000	54,131,400
Promotora Ambiental SAB de CV (Industrials, Commercial Services & Supplies)†	258,800	218,412

		133,471,951

Peru : 1.26%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)«	748,100	32,093,490

Philippines : 0.51%
Ayala Corporation (Financials, Diversified Financial Services)	554,584	4,541,679
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,669,903	4,722,214
SM Investments Corporation (Industrials, Industrial Conglomerates)	263,016	3,808,626

		13,072,519

Poland : 0.26%
Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	1,251,897	6,711,856

Russia : 3.79%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	2,065,796	24,996,132
Lukoil Oil Company ADR (Energy, Oil, Gas & Consumable Fuels)	463,430	27,133,827
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,472,100	24,672,396
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	16,496,957
Sberbank Sponsored ADR (Financials, Commercial Banks)†	260,000	3,120,000

		96,419,312

2

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
South Africa : 7.83%
Anglo Platinum Limited (Materials, Metals & Mining)	279,832	$19,821,627
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	777,742	35,620,584
Gold Fields Limited ADR (Materials, Metals & Mining)«	777,700	12,777,611
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,130,758	24,822,575
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,525,776	25,985,266
Pretoria Portland Cement Company Limited (Materials, Construction Materials)	1,766,835	6,388,627
Sasol Limited ADR (Energy, Oil, Gas & Consumable Fuels)«	595,587	30,577,437
Standard Bank Group Limited (Financials, Commercial Banks)	1,537,174	21,061,432
Tiger Brands Limited (Consumer Staples, Food Products)	685,545	22,089,501

		199,144,660

South Korea : 11.81%
KB Financial Group Incorporated (Financials, Commercial Banks)†	56,779	2,153,189
KB Financial Group Incorporated ADR (Financials, Commercial Banks)«	593,117	22,479,134
Korea Electric Power Corporation (Utilities, Electric Utilities)†	222,360	5,522,628
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	3,242,900	48,286,781
KT&G Corporation (Consumer Staples, Tobacco)	705,491	49,362,703
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)†	6,940	7,876,886
Lotte Confectionery Company Limited (Consumer Staples, Food Products)†	7,166	10,844,528
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	86,986	85,719,947
Samsung Life Insurance Company Limited (Financials, Insurance)	308,000	22,976,276
Shinhan Financial Group Company Limited (Financials, Commercial Banks)†	648,395	25,829,596
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	23,720	3,008,946
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	1,175,319	16,466,219

		300,526,833

Taiwan : 8.33%
104 Corporation (Industrials, Commercial Services & Supplies)†	1,455,000	4,130,798
Asustek Computer Incorporated (Information Technology, Computers & Peripherals)	615,148	4,865,049
Cathay Financial Holding Company Limited (Financials, Insurance)	6,886,897	7,855,776
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)«	149,534	4,846,397
Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)†	22,431,341	27,558,234
First Financial Holding Company Limited (Financials, Commercial Banks)†	39,486,425	24,222,344
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)†	47,888,750	27,029,730
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	764,881	7,303,046
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	2,799,085	5,184,279
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)†	7,900,000	9,078,158
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	3,868,224	10,262,969
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)«	4,170,952	58,727,004
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	39,577,092	20,733,246

		211,797,030

Thailand : 2.89%
Bangkok Bank PCL (Financials, Commercial Banks)	2,637,300	14,199,206
C.P. Seven Eleven PCL (Consumer Staples, Food & Staples Retailing)	6,213,200	11,753,345
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	2,381,300	13,629,429
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	1,919,200	21,100,340
Thai Beverage PCL (Consumer Staples, Beverages)	55,292,000	12,967,476

		73,649,796

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

Security Name				Shares	Value
Turkey : 1.68%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)†				1,074,238	$15,023,674
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«				2,151,500	27,732,835

					42,756,509

United Kingdom : 0.46%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	11,592,812

Total Common Stocks (Cost $1,915,925,256)					2,165,607,220

		Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.01%

Brazil : 0.01%
Lupatech SA (Energy, Energy Equipment & Services)(a)(i)		6.50%	04/15/2018	$303,000	133,466

Total Convertible Debentures (Cost $160,691)					133,466

		Dividend Yield		Shares
Preferred Stocks: 3.64%
Brazil : 3.64%
Banco Estado Rio Grande Sul SA (Financials, Commercial Banks)		1.45		998,100	11,493,688
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)		6.25		567,500	8,315,018
Itau Unibanco Holding SA ADR (Financials, Commercial Banks)		0.91		90,000	1,796,400
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.23		4,192,044	40,524,052
Vale SA ADR (Materials, Metals & Mining) «		2.38		1,255,100	30,385,971

Total Preferred Stocks (Cost $72,551,924)					92,515,129

Short-Term Investments: 18.32%

		Yield
Investment Companies : 18.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)		0.02		266,361,997	266,361,997
Wells Fargo Securities Lending Cash Investment, LLC (r)(v)(u)(l)		0.15		199,780,189	199,780,189
Total Short-Term Investments (Cost $466,142,186)					466,142,186

Total Investments in Securities (Cost $2,454,780,057)*	107.10%				2,724,398,001
Other Assets and Liabilities, Net	(7.10)				(180,571,757)

Total Net Assets	100.00%				$2,543,826,244

«	All or a portion of this security is on loan.
†	Non-income earning security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.

4

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

*	Cost for federal income tax purposes is $2,464,691,077 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$354,499,215
Gross unrealized depreciation	(94,792,291)

Net unrealized appreciation	$259,706,924

5

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,165,607,220	*	$0	*	$0	$2,165,607,220
Preferred stocks	92,515,129		0		0	92,515,129
Convertible debentures	0		0		133,466	133,466

Short-term investments
Investment companies	266,361,997		199,780,189		0	466,142,186

Total	$2,524,484,346		$199,780,189		$133,466	$2,724,398,001

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $858,458,772 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were not necessary at January 31, 2012 due to movements against a specified benchmark.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible debentures
Balance as of October 31, 2011	$142,899
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(9,433)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2012	$133,466

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(9,433)

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 95.61%

Argentina : 0.72%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	204,529	$2,071,879

Australia : 0.62%
CGA Mining Limited (Materials, Metals & Mining)†	706,274	1,782,062

Austria : 0.26%
RHI AG (Materials, Construction Materials)†«	32,179	738,710

Belgium : 1.20%
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	87,216	3,453,288

Bermuda : 5.92%
Arch Capital Group Limited (Financials, Insurance)†	53,800	1,939,490
Catlin Group Limited (Financials, Insurance)	373,965	2,388,999
Everest Re Group Limited (Financials, Insurance)	16,500	1,409,100
Hiscox Limited (Financials, Insurance)	505,888	3,037,251
Hoegh LNG Holdings Limited (Industrials, Marine)†«	138,117	1,394,824
Lancashire Holdings Limited (Financials, Insurance)	370,260	4,017,094
Nabors Industries Limited (Energy, Energy Equipment & Services)†	66,400	1,236,368
Validus Holdings Limited (Financials, Insurance)	50,039	1,604,751

		17,027,877

Brazil : 0.24%
Embraer SA ADR (Industrials, Aerospace & Defense)	25,392	696,249

Canada : 4.64%
Agrium Incorporated (Materials, Chemicals)«	23,043	1,849,431
Alamos Gold Incorporated (Materials, Metals & Mining)	129,216	2,646,950
Aurizon Mines Limited (Materials, Metals & Mining)†	120,259	669,238
Inmet Mining Corporation (Materials, Metals & Mining)	36,583	2,444,461
Mercator Minerals Limited (Materials, Metals & Mining)†	664,522	1,153,155
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	288,016	2,349,627
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†	236,905	2,237,449

		13,350,311

Cayman Islands : 1.36%
Kingdee International Software Group Company Limited (Information Technology, Software)	4,638,000	1,381,478
Melco Crown Entertainment Limited ADR (Consumer Discretionary, Hotels, Restaurants & Leisure)†«	226,630	2,526,925

		3,908,403

China : 4.21%
51job Incorporated ADR (Industrials, Commercial Services & Supplies)†«	115,169	5,168,785
SINA Corporation (Information Technology, Internet Software & Services)†	31,936	2,244,143
Sinotrans Limited (Industrials, Air Freight & Logistics)	7,926,000	1,635,217
VanceInfo Technologies Incorporated (Information Technology, Software)†«	242,716	3,050,940

		12,099,085

Finland : 0.72%
Cargotec Oyj (Industrials, Machinery)	18,289	663,622
Outotec Oyj (Industrials, Construction & Engineering)	26,601	1,398,080

		2,061,702

1

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
France : 5.73%
Alten Limited (Information Technology, IT Services)†	30,376	$839,764
Atos Origin SA (Information Technology, IT Services)	34,107	1,714,056
Etablissements Maurel et Prom (Energy, Oil, Gas & Consumable Fuels)«	71,648	1,190,702
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	20,118	1,617,604
Laurent Perrier Group (Consumer Staples, Beverages)	14,413	1,442,248
Mersen (Industrials, Electrical Equipment)†	43,515	1,472,515
Scor SE (Financials, Insurance)	119,425	3,004,773
Technip SA (Energy, Energy Equipment & Services)	19,329	1,813,318
Teleperformance SA (Industrials, Commercial Services & Supplies)	135,018	3,382,969

		16,477,949

Germany : 1.09%
Amadeus Fire AG (Industrials, Commercial Services & Supplies)	37,784	1,481,218
Hochtief AG (Industrials, Construction & Engineering)	7,375	475,590
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	53,124	737,971
PATRIZIA Immobilien AG (Financials, Real Estate Management & Development)†	86,640	430,652

		3,125,431

Hong Kong : 2.41%
China High Precision Automation Group (Industrials, Machinery)(a)(i)	3,896,000	713,360
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	15,920,000	2,032,262
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	9,525,000	2,812,560
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	664,025	1,378,516

		6,936,698

India : 0.13%
Jain Irrigation Systems Limited (Industrials, Machinery)	190,004	366,405
Jain Irrigation Systems Limited-Differential Voting Rights (Industrials, Machinery) †	9,258	6,853

		373,258

Ireland : 0.76%
CPL Resources plc (Industrials, Commercial Services & Supplies)	269,587	969,741
Willis Group Holdings plc (Financials, Insurance)	31,300	1,216,631

		2,186,372

Israel : 0.67%
Bezeq the Israeli Telecom CP (Telecommunication Services, Diversified Telecommunication Services)	1,118,590	1,940,175

Italy : 1.28%
Davide Campari Milano SpA (Consumer Staples, Beverages)	271,597	1,810,062
Tod’s SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	20,865	1,872,262

		3,682,324

Japan : 5.85%
Amada Company Limited (Industrials, Machinery)	232,000	1,604,093
Hino Motors Limited (Industrials, Machinery)	264,000	1,693,729
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	874,000	4,426,187
JFE Holdings Incorporated (Materials, Metals & Mining)	57,100	1,018,840
Makita Corporation (Industrials, Machinery)	43,600	1,645,726
OKUMA Corporation (Industrials, Machinery)	143,000	1,037,510
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	35,300	711,835
Sumitomo Heavy Industries Limited (Industrials, Machinery)	273,000	1,747,888
Toshiba Machine Company Limited (Industrials, Machinery)	245,263	1,348,271

2

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)
United Arrows Limited (Consumer Discretionary, Specialty Retail)	76,200	$1,574,587

		16,808,666

Luxembourg : 1.16%
Acergy SA (Energy, Energy Equipment & Services)	163,976	3,320,325

Netherlands : 3.71%
Nielsen Holdings NV (Industrials, Professional Services)†	63,842	1,850,141
Nutreco Holding NV (Consumer Staples, Food Products)	68,919	4,884,298
USG People NV (Industrials, Commercial Services & Supplies)	459,917	3,916,379

		10,650,818

Norway : 2.32%
BW Offshore Limited (Energy, Energy Equipment & Services)	1,085,604	1,639,416
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services)†«	193,388	2,951,101
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	83,253	2,083,099

		6,673,616

Russia : 0.82%
Mechel OAO Sponsored ADR (Materials, Metals & Mining)«	50,939	564,914
Sollers OJSC (Consumer Discretionary, Automobiles)(a) †	151,411	1,784,409

		2,349,323

Sweden : 0.42%
Meda AB Class A (Health Care, Pharmaceuticals)†	113,409	1,197,026

Switzerland : 2.92%
Allied World Assurance Company Holdings AG (Financials, Insurance)	20,500	1,261,365
Barry Callebaut AG (Consumer Staples, Food Products)	2,326	2,188,285
Foster Wheeler AG (Industrials, Construction & Engineering)†	24,800	557,008
Julius Baer Group Limited (Financials, Capital Markets)	59,354	2,411,559
Lonza Group AG (Materials, Chemicals)	122	6,586
Wolseley plc (Industrials, Trading Companies & Distributors)	56,735	1,964,179

		8,388,982

Taiwan : 0.90%
104 Corporation (Industrials, Commercial Services & Supplies)†	518,000	1,470,621
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)†	181,000	1,125,610
		2,596,231

United Kingdom : 16.24%
Aberdeen Asset Management plc (Financials, Capital Markets)	159,359	599,921
Afren plc (Energy, Oil, Gas & Consumable Fuels)†	1,544,110	2,932,018
Ashtead Group plc (Industrials, Trading Companies & Distributors)	2,371,983	8,791,241
Babcock International Group plc (Industrials, Commercial Services & Supplies)	109,402	1,257,627
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	626,761	4,388,131
Britvic plc (Consumer Staples, Beverages)	372,162	2,017,399
Capita Group plc (Industrials, Commercial Services & Supplies)	47,865	463,868
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,497,758	1,600,194
ENSCO plc (Energy, Energy Equipment & Services)	27,900	1,468,656
Hays plc (Industrials, Commercial Services & Supplies)	2,429,636	2,731,722
ICAP plc (Financials, Capital Markets)	127,035	672,611
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	82,801	1,685,774
Mitie Group plc (Industrials, Commercial Services & Supplies)†	585,817	2,349,368
N. Brown Group plc (Consumer Discretionary, Internet & Catalog Retail)	286,871	1,039,719

3

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
United Kingdom (continued)
New World Resources plc (Energy, Oil, Gas & Consumable Fuels)	129,661	$938,646
Perform Group plc (Consumer Discretionary, Media) †	188,599	728,126
Persimmon plc (Consumer Discretionary, Household Durables)	346,823	2,877,449
Premier Oil plc (Energy, Oil, Gas & Consumable Fuels)†	173,377	1,122,610
Robert Walters plc (Industrials, Commercial Services & Supplies)	260,588	821,270
Savills plc (Financials, Real Estate Management & Development)	386,750	2,047,722
SIG plc (Industrials, Trading Companies & Distributors)	531,821	835,111
Taylor Woodrow plc (Consumer Discretionary, Household Durables)†	4,320,494	2,886,693
Travis Perkins plc (Industrials, Trading Companies & Distributors)	175,862	2,430,373

		46,686,249

United States : 29.31%
Agilent Technologies Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	22,200	942,834
Allegheny Technologies Incorporated (Materials, Metals & Mining)	34,300	1,556,877
Ameren Corporation (Utilities, Multi-Utilities)	22,300	705,572
Applied Materials Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	111,600	1,370,448
Arrow Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	5,700	235,353
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	37,200	869,736
Avery Dennison Corporation (Industrials, Commercial Services & Supplies)«	55,700	1,512,255
Best Buy Company Incorporated (Consumer Discretionary, Specialty Retail)«	52,700	1,262,165
Broadridge Financial Solutions Incorporated (Information Technology, IT Services)	52,236	1,252,097
Brown & Brown Incorporated (Financials, Insurance)	43,900	1,000,042
Cabot Corporation (Materials, Chemicals)	16,600	600,920
CapitalSource Incorporated (Financials, Commercial Banks)	110,800	765,628
CareFusion Corporation (Health Care, Health Care Equipment & Supplies)†	59,500	1,425,025
Cimarex Energy Company (Energy, Oil, Gas & Consumable Fuels)	22,400	1,307,712
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†	8,700	624,225
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	48,435	583,157
Con-way Incorporated (Industrials, Road & Rail)«	71,400	2,266,236
DaVita Incorporated (Health Care, Health Care Providers & Services)†«	23,800	1,947,078
Dice Holdings Incorporated (Information Technology, Internet Software & Services)†	164,242	1,555,372
EMCOR Group Incorporated (Industrials, Construction & Engineering)	86,000	2,479,380
Fidelity National Financial Incorporated (Financials, Insurance)	65,500	1,191,445
First Citizens Bancshares Incorporated Class A (Financials, Commercial Banks)	12,227	2,157,087
GEO Group Incorporated (Industrials, Commercial Services & Supplies)†«	64,100	1,126,878
GrafTech International Limited (Industrials, Electrical Equipment)†	104,000	1,707,680
Guess Incorporated (Consumer Discretionary, Specialty Retail)«	22,000	660,000
Heidrick & Struggles International Incorporated (Industrials, Commercial Services & Supplies)	98,739	2,170,283
Hospira Incorporated (Health Care, Pharmaceuticals)†	38,100	1,312,926
IAC/InterActiveCorporation (Information Technology, Internet Software & Services)	44,100	1,899,387
Imation Corporation (Information Technology, Computers & Peripherals)†	152,902	906,709
Ingersoll-Rand plc (Industrials, Machinery)«	44,300	1,547,842
Ingram Micro Incorporated Class A (Information Technology, Electronic Equipment, Instruments & Components)†	82,800	1,571,544
Interpublic Group of Companies Incorporated (Consumer Discretionary, Media)	81,900	846,027
Juniper Networks Incorporated (Information Technology, Communications Equipment)†	40,300	843,479
Kroger Company (Consumer Staples, Food & Staples Retailing)	53,900	1,280,664
Lear Corporation (Consumer Discretionary, Auto Components)	38,800	1,625,720
Macquarie Infrastucture Company LLC (Industrials, Transportation Infrastructure)	51,867	1,429,973
Manpower Incorporated (Industrials, Commercial Services & Supplies)	28,400	1,139,124
McKesson Corporation (Health Care, Health Care Providers & Services)	12,100	988,812
Mohawk Industries Incorporated (Consumer Discretionary, Household Durables)†	21,700	1,327,172
Mueller Industries Incorporated (Industrials, Machinery)	19,902	879,867
NII Holdings Incorporated (Telecommunication Services, Wireless Telecommunication Services)†	32,338	650,317
Omnicare Incorporated (Health Care, Health Care Providers & Services)«	50,100	1,644,783
ON Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	206,400	1,795,680
PACCAR Incorporated (Consumer Discretionary, Automobiles)«	40,600	1,794,520

4

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name			Shares	Value
United States (continued)
Patterson Companies Incorporated (Health Care, Health Care Providers & Services)			51,300	$1,652,373
People’s United Financial Incorporated (Financials, Thrifts & Mortgage Finance)«			133,800	1,649,754
Quanex Building Products Corporation (Industrials, Building Products)			83,624	1,373,942
Quest Diagnostics Incorporated (Health Care, Health Care Providers & Services)			25,100	1,457,808
Raytheon Company (Industrials, Aerospace & Defense)			39,200	1,881,208
Regal-Beloit Corporation (Industrials, Electrical Equipment)«			13,500	766,395
Riverbed Technology Incorporated (Information Technology, Communications Equipment)†			50,100	1,199,394
Royal Gold Incorporated (Materials, Metals & Mining)			4,400	335,016
SanDisk Corporation (Information Technology, Computers & Peripherals)†			18,100	830,428
Silgan Holdings Incorporated (Materials, Containers & Packaging)			47,000	1,953,320
Sohu.com Incorporated (Information Technology, Internet Software & Services)†«			17,185	1,024,570
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)†			36,200	1,127,268
Steel Dynamics Incorporated (Materials, Metals & Mining)			74,300	1,185,085
Sysco Corporation (Consumer Staples, Food & Staples Retailing)«			92,200	2,776,142
UMB Financial Corporation (Financials, Commercial Banks)«			33,870	1,306,705
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†«			96,500	1,185,020
W.R. Berkley Corporation (Financials, Insurance)«			56,700	1,943,109
Walter Energy Incorporated (Materials, Metals & Mining)			4,900	338,737
Westar Energy Incorporated (Utilities, Electric Utilities)			43,900	1,248,516
Wisconsin Energy Corporation (Utilities, Electric Utilities)«			14,600	496,400
WMS Industries Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†«			80,400	1,759,956
				84,251,177

Total Common Stocks (Cost $251,140,907)				274,834,186

		Yield
Short-Term Investments: 15.54%
Investment Companies : 15.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	9,730,414	9,730,414
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.15	34,927,576	34,927,576
Total Short-Term Investments (Cost $44,657,990)				44,657,990

Total Investments in Securities (Cost $295,798,897)*	111.15%			319,492,176
Other Assets and Liabilities, Net	(11.15)			(32,058,941)

Total Net Assets	100.00%			$287,433,235

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $298,605,573 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,514,772
Gross unrealized depreciation	(18,628,169)

Net unrealized appreciation	$20,886,603

5

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Global Opportunities Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$272,336,417	*	$1,784,409	*	$713,360	$274,834,186
Short-term investments
Investment companies	9,730,414		34,927,576		0	44,657,990

	$282,066,831		$36,711,985		$713,360	$319,492,176

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $133,552,934 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were not necessary at January 31, 2012 due to movements against a specified benchmark.

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(52,167)	$0	$(52,167)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common stocks
Balance as of October 31, 2011	$0
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	0
Purchases	0
Sales	0
Transfers into Level 3	713,360
Transfers out of Level 3	0

Balance as of January 31, 2012	$713,360

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$0

Derivative transactions

During the three months ended January 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at January 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
04/11/2012	State Street Bank	1,725,400 GBP	$ 2,717,341	$ 2,665,174	$ (52,167)

The Fund had average contract amounts of $6,635,159 and $7,155,911 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.34%

Argentina : 0.85%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	220,578	$2,234,455
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	31,087	1,088,045

		3,322,500

Australia : 3.17%
AMP Limited (Financials, Insurance)	380,980	1,727,076
Commonwealth Bank of Australia (Financials, Commercial Banks)	76,639	4,121,890
Newcrest Mining Limited (Materials, Metals & Mining)	109,815	3,931,249
Westpac Banking Corporation (Financials, Commercial Banks)	115,863	2,601,576

		12,381,791

Belgium : 1.21%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	77,870	4,721,619

Canada : 4.80%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)«	119,585	3,643,755
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	99,119	3,926,405
Goldcorp Incorporated (Materials, Metals & Mining)	75,865	3,669,545
Ivanhoe Mines Limited (Materials, Metals & Mining)†	95,357	1,537,771
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	102,793	3,540,910
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	57,205	2,425,807

		18,744,193

China : 5.55%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	20,917	2,667,336
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	70,538	3,603,081
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	15,086,000	6,925,091
SINA Corporation (Information Technology, Internet Software & Services)†	48,930	3,438,311
Tencent Holdings Limited (Information Technology, Internet Software & Services)	103,300	2,526,789
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)«	917,480	2,496,206

		21,656,814

Denmark : 0.81%
Carlsberg A/S (Consumer Staples, Beverages)	41,514	3,152,620

France : 8.38%
Compagnie de Saint-Gobain (Industrials, Building Products)	31,445	1,399,298
Groupe Danone SA (Consumer Staples, Food Products)	67,304	4,154,024
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	40,710	6,581,786
Pernod-Ricard SA (Consumer Staples, Beverages)	57,282	5,498,944
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	12,001	1,888,458
Publicis Groupe (Consumer Discretionary, Media)	23,355	1,174,934
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	49,785	3,677,397
Technip SA (Energy, Energy Equipment & Services)	57,389	5,383,852
Total SA (Energy, Oil, Gas & Consumable Fuels)	55,627	2,939,984

		32,698,677

Germany : 8.59%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	37,622	2,710,566
Allianz AG (Financials, Insurance)	34,359	3,777,932
Bayer AG (Health Care, Pharmaceuticals)	90,928	6,367,958
Daimler AG (Consumer Discretionary, Automobiles)	29,621	1,636,814
E.ON AG (Utilities, Electric Utilities)	71,432	1,527,221

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

Security Name	Shares	Value
Germany (continued)
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	78,782	$7,990,556
Hochtief AG (Industrials, Construction & Engineering)	35,260	2,273,806
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,360	2,522,255
SAP AG (Information Technology, Software)	59,838	3,615,341
Siemens AG (Industrials, Industrial Conglomerates)	11,668	1,101,024

		33,523,473

Israel : 1.12%
Check Point Software Technologies Limited (Information Technology, Software)«†	35,648	2,006,626
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	52,485	2,368,648

		4,375,274

Italy : 1.04%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	183,245	4,050,821

Japan : 11.56%
Canon Incorporated (Information Technology, Office Electronics)	86,400	3,729,415
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	873,000	4,421,123
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	309	1,520,270
Komatsu Limited (Industrials, Machinery)	41,900	1,181,358
Makita Corporation (Industrials, Machinery)	50,100	1,891,075
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	840,500	3,848,524
Nintendo Company Limited (Information Technology, Software)	19,300	2,618,237
NKSJ Holdings Incorporated (Financials, Insurance)	138,300	3,008,415
Sumitomo Heavy Industries Limited (Industrials, Machinery)	691,000	4,424,141
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	95,200	3,028,864
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	40,600	2,311,782
Toshiba Corporation (Information Technology, Computers & Peripherals)	331,000	1,402,690
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	276,600	10,197,402
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	5,017	1,532,351

		45,115,647

Luxembourg : 0.71%
Acergy SA (Energy, Energy Equipment & Services)	99,522	2,015,206
ArcelorMittal (Materials, Metals & Mining)	38,696	778,732

		2,793,938

Netherlands : 3.56%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	39,991	1,717,606
ING Groep NV (Financials, Diversified Financial Services)†	147,209	1,339,809
Nielsen Holdings NV (Industrials, Professional Services)†	124,864	3,618,559
Unilever NV (Consumer Staples, Food Products)	116,570	3,880,599
USG People NV (Industrials, Commercial Services & Supplies)	394,928	3,362,971

		13,919,544

Norway : 1.73%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	414,726	6,761,299

Singapore : 0.61%
DBS Group Holdings Limited (Financials, Commercial Banks)	221,000	2,380,689

South Korea : 2.46%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	16,316	3,209,895

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
South Korea (continued)
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	6,474	$6,379,773

		9,589,668

Spain : 2.45%
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	29,480	2,572,039
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	255,030	7,005,430

		9,577,469

Sweden : 0.66%
Swedbank AB (Financials, Commercial Banks)	180,388	2,590,799

Switzerland : 10.88%
ABB Limited (Industrials, Electrical Equipment)	116,939	2,441,681
Adecco SA (Industrials, Professional Services)†	22,097	1,047,357
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	113,546	6,426,667
Credit Suisse Group AG (Financials, Capital Markets)	67,229	1,744,083
Nestle SA (Consumer Staples, Food Products)	131,552	7,538,694
Novartis AG (Health Care, Pharmaceuticals)	80,451	4,352,482
Roche Holdings AG (Health Care, Pharmaceuticals)	47,310	8,007,494
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,433	5,237,933
UBS AG (Financials, Capital Markets)†	101,306	1,378,994
Zurich Financial Services AG (Financials, Insurance)	17,898	4,297,076

		42,472,461

United Kingdom : 27.20%
Anglo American plc (Materials, Metals & Mining)	76,481	3,162,414
Antofagasta plc (Materials, Metals & Mining)	132,913	2,708,116
Ashtead Group plc (Industrials, Trading Companies & Distributors)	920,031	3,409,896
Barclays plc (Financials, Commercial Banks)	604,011	2,023,053
BG Group plc (Health Care, Health Care Providers & Services)	224,578	5,042,935
BHP Billiton plc (Materials, Metals & Mining)	136,225	4,557,305
BP plc (Energy, Oil, Gas & Consumable Fuels)	551,789	4,094,086
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	176,873	3,740,377
Diageo plc (Consumer Staples, Beverages)	331,346	7,320,337
Experian Group Limited (Financials, Diversified Financial Services)	271,340	3,675,031
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	266,967	5,931,684
HSBC Holdings plc (Financials, Commercial Banks)	855,688	7,142,442
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	113,677	4,066,303
Intertek Group plc (Industrials, Commercial Services & Supplies)	46,827	1,558,445
Kingfisher plc (Consumer Discretionary, Specialty Retail)	673,623	2,714,244
New World Resources plc (Materials, Metals & Mining)†	136,726	989,791
Persimmon plc (Consumer Discretionary, Household Durables)	481,826	3,997,513
Rio Tinto plc (Materials, Metals & Mining)	48,065	2,881,940
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	244,508	8,632,554
SABMiller plc (Consumer Staples, Beverages)	103,399	3,923,504
Standard Chartered plc (Financials, Commercial Banks)	181,628	4,390,454
Travis Perkins plc (Industrials, Trading Companies & Distributors)	163,075	2,253,659
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	3,738,370	10,061,702
WPP plc (Consumer Discretionary, Media)	255,563	3,002,250
Xstrata plc (Materials, Metals & Mining)	289,007	4,893,460

		106,173,495

Total Common Stocks (Cost $308,856,175)		380,002,791

3

PORTFOLIO OF INVESTMENTS —January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

Security Name		Yield	Shares	Value
Short-Term Investments: 3.77%

Investment Companies : 3.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	8,760,174	$8,760,174
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.15	5,950,507	5,950,507

Total Short-Term Investments (Cost $14,710,681)				14,710,681

Total Investments in Securities (Cost $323,566,856)*	101.11%			394,713,472
Other Assets and Liabilities, Net	(1.11)			(4,327,658)

Total Net Assets	100.00%			$390,385,814

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $334,744,140 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$72,460,515
Gross unrealized depreciation	(12,491,183)

Net unrealized appreciation	$59,969,332

4

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral

Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$380,002,791	*	$0	*	$0	$380,002,791
Short-term investments
Investment companies	8,760,174		5,950,507		0	14,710,681

	$388,762,965		$5,950,507		$0	$394,713,472

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $340,233,538 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were necessary at January 31, 2012 due to movements against a specified benchmark.

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(107,673)	$0	$(107,673)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Derivative transactions

During the three months ended January 31, 2012, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

As of January 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $2,120,669 in long futures contracts during the three months ended January 31, 2012.

During the three months ended January 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at January 31, 2012	In Exchange for U.S. $	Net Unrealized Gains (Losses)
04/11/2012	State Street Bank	1,991,000 GBP	$3,135,635	$3,075,438	$(60,197)
04/11/2012	State Street Bank	1,508,000 EUR	1,972,966	1,925,490	(47,476)

The Fund had average contract amounts of $16,947,868 and $17,798,933 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2012.

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.37%

Chile : 3.31%
Enersis SA ADR (Utilities, Electric Utilities)	276,100	$5,055,391

France : 6.34%
L’Oreal Prime De Fidelite (Consumer Staples, Personal Products)(a)	28,000	2,978,010
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,741,949
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)«	18,300	969,351
Vivendi SA (Consumer Discretionary, Media)	143,000	2,992,818

		9,682,128

Germany : 2.12%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	45,000	3,242,132

Israel : 2.66%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	90,000	4,061,700

Japan : 12.20%
77 Bank Limited (Financials, Commercial Banks)	439,000	2,015,875
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	119,500	1,575,669
Kao Corporation (Consumer Staples, Personal Products)	95,800	2,521,317
Kao Corporation ADR (Consumer Staples, Personal Products)	15,500	407,777
Komatsu Limited (Industrials, Machinery)	123,000	3,467,948
Komatsu Limited ADR (Industrials, Machinery)	33,500	944,151
ORIX Corporation (Financials, Consumer Finance)	14,900	1,393,821
ORIX Corporation ADR (Financials, Consumer Finance)	21,000	1,001,910
Toshiba Corporation (Information Technology, Computers & Peripherals)	613,000	2,597,730
TOTO Limited (Industrials, Building Products)	333,000	2,713,107

		18,639,305

Netherlands : 4.61%
European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	92,695	3,113,691
Unilever NV NY Shares (Consumer Staples, Food Products)	118,000	3,935,300

		7,048,991

Netherlands Antilles : 2.66%
Schlumberger Limited (Energy, Energy Equipment & Services)	54,000	4,059,180

Singapore : 2.27%
DBS Group Holdings Limited (Financials, Commercial Banks)	322,301	3,471,939

South Korea : 2.61%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,050	3,991,054

Switzerland : 3.81%
Novartis AG ADR (Health Care, Pharmaceuticals)	51,300	2,788,668
Transocean Limited (Energy, Energy Equipment & Services)	64,000	3,027,200

		5,815,868

Taiwan : 2.13%
Cathay Financial Holding Company Limited (Financials, Insurance)	1,446,000	1,649,430
China Trust Financial Holding Company Limited (Financials, Commercial Banks)†	2,483,577	1,603,255

		3,252,685

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Security Name			Shares	Value
United Kingdom : 9.27%
Diageo plc (Consumer Staples, Beverages)			179,767	$3,971,543
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			81,932	2,902,194
Standard Chartered plc (Financials, Commercial Banks)			133,701	3,231,925
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			1,505,415	4,051,776

				14,157,438

United States : 42.38%
Abbott Laboratories (Health Care, Pharmaceuticals)«			57,600	3,119,040
Apple Incorporated (Information Technology, Computers & Peripherals)†			12,500	5,706,000
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			62,500	3,467,500
Dow Chemical Company (Materials, Chemicals)			103,873	3,480,783
eBay Incorporated (Information Technology, Internet Software & Services)†			127,000	4,013,200
Eli Lilly & Company (Health Care, Pharmaceuticals)			52,800	2,098,272
EMC Corporation (Information Technology, Computers & Peripherals)«†			156,465	4,030,538
Franklin Resources Incorporated (Financials, Capital Markets)			32,000	3,395,200
JPMorgan Chase & Company (Financials, Diversified Financial Services)			99,000	3,692,700
Northrop Grumman Corporation (Industrials, Aerospace & Defense)«			49,550	2,876,378
NVR Incorporated (Consumer Discretionary, Household Durables)†			4,550	3,154,288
Oracle Corporation (Information Technology, Software)			170,000	4,794,000
PepsiCo Incorporated (Consumer Staples, Beverages)			28,000	1,838,760
QUALCOMM Incorporated (Information Technology, Communications Equipment)			53,309	3,135,635
Ralph Lauren Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			17,000	2,584,000
SPX Corporation (Industrials, Machinery)			43,500	3,028,905
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)«			109,500	3,545,610
The Home Depot Incorporated (Consumer Discretionary, Specialty Retail)			92,000	4,083,880
Visa Incorporated Class A (Financials, Consumer Finance)«			26,767	2,693,831
				64,738,520

Total Common Stocks (Cost $131,783,545)				147,216,331

		Yield
Short-Term Investments: 11.51%

Investment Companies : 11.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	3,530,430	3,530,430
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.15	14,047,600	14,047,600
Total Short-Term Investments (Cost $17,578,030)				17,578,030

Total Investments in Securities (Cost $149,361,575)*	107.88%			164,794,361
Other Assets and Liabilities, Net	(7.88)			(12,040,320)

Total Net Assets	100.00%			$152,754,041

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.

2

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

*	Cost for federal income tax purposes is $149,561,527 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,639,057
Gross unrealized depreciation	(7,406,223)

Net unrealized appreciation	$15,232,834

3

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$145,864,403	*	$1,351,928	*	$0	$147,216,331
Short-term investments
Investment companies	3,530,430		14,047,600		0	17,578,030

	$149,394,833		$15,399,528		$0	$164,794,361

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $53,249,172 in common stocks were transferred out of Level 2 and into Level 1 since adjustments to prices of foreign securities were not necessary at January 31, 2012 due to movements against a specified benchmark.

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 92.14%

Consumer Discretionary : 17.15%

Automobiles: 1.37%
Thor Industries Incorporated «	46,400	$1,422,624

Hotels, Restaurants & Leisure : 2.91%
P.F. Chang’s China Bistro Incorporated «	59,500	1,937,320
Six Flags Entertainment Corporation	25,000	1,095,750

		3,033,070

Household Durables: 0.71%
Ethan Allen Interiors Incorporated «	31,500	743,400

Media: 0.86%
DreamWorks Animation SKG Incorporated «†	50,500	896,375

Specialty Retail : 8.48%
Aeropostale Incorporated «†	124,000	2,029,880
Ascena Retail Group Incorporated †	50,500	1,786,185
Group 1 Automotive Incorporated «	23,500	1,253,490
JoS. A. Bank Clothiers Incorporated †	31,500	1,504,125
OfficeMax Incorporated «†	411,100	2,273,383

		8,847,063

Textiles, Apparel & Luxury Goods : 2.82%
Carter Incorporated †	23,500	985,120
Jones Group Incorporated	214,500	1,958,385

		2,943,505

Consumer Staples : 2.94%

Food Products : 2.94%
J & J Snack Foods Corporation «	22,000	1,122,660
Ralcorp Holdings Incorporated †	22,250	1,945,763

		3,068,423

Energy : 4.09%

Energy Equipment & Services : 4.09%
Carbo Ceramics Incorporated	9,800	953,050
Dril-Quip Incorporated «†	20,500	1,352,385
Oceaneering International Incorporated	20,000	971,800
Tetra Technologies Incorporated «†	106,000	990,040

		4,267,275

Financials : 22.69%

Capital Markets : 5.06%
Eaton Vance Corporation «	75,500	1,939,595
Janus Capital Group Incorporated «	140,500	1,105,735
Stifel Financial Corporation «†	62,000	2,235,720

		5,281,050

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

Security Name	Shares	Value
Commercial Banks : 12.12%
Associated Banc-Corporation	162,500	$2,024,750
Cathay General Bancorporation «	173,000	2,723,020
CVB Financial Corporation	176,500	1,858,545
Glacier Bancorp Incorporated «	131,000	1,830,070
Hancock Holding Company «	56,500	1,875,800
Zions Bancorporation «	138,500	2,332,339

		12,644,524

Insurance : 3.28%
Horace Mann Educators Corporation	98,500	1,540,540
Stancorp Financial Group Incorporated «	48,500	1,875,010

		3,415,550

Real Estate Management & Development: 2.23%
Jones Lang LaSalle Incorporated	29,500	2,323,420

Health Care : 8.91%

Health Care Equipment & Supplies: 2.21%
Steris Corporation	76,500	2,301,120

Health Care Providers & Services: 1.03%
AMN Healthcare Services Incorporated †	211,000	1,073,990

Life Sciences Tools & Services : 5.67%
Bio-Rad Laboratories Incorporated †	15,800	1,604,648
Charles River Laboratories International Incorporated †	81,500	2,752,255
Covance Incorporated †	35,500	1,555,255

		5,912,158

Industrials : 20.07%

Air Freight & Logistics: 0.74%
Forward Air Corporation «	22,050	771,750

Commercial Services & Supplies : 7.71%
Kar Auction Services Incorporated †	190,600	2,809,444
Resources Connection Incorporated	153,500	1,906,470
Schawk Incorporated «	83,000	1,115,520
School Specialty Incorporated «†	148,000	476,560
United Stationers Incorporated «	53,500	1,729,655

		8,037,649

Construction & Engineering: 1.45%
Pike Electric Corporation †	190,230	1,514,231

Machinery : 6.91%
IDEX Corporation	57,000	2,309,640
Trinity Industries Incorporated	64,000	2,013,440
Wabtec Corporation «	24,500	1,685,355
Watts Water Technologies Incorporated	31,000	1,195,050

		7,203,485

Professional Services: 1.42%
Korn/Ferry International «†	90,500	1,486,915

2

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name		Shares	Value
Road & Rail: 1.84%
Landstar System Incorporated		37,500	$1,918,125

Information Technology : 12.37%

Communications Equipment: 0.98%
Plantronics Incorporated «		27,500	1,024,100

Computers & Peripherals : 4.37%
Avid Technology Incorporated «†		223,500	2,165,715
Electronics For Imaging Incorporated †		139,500	2,393,820

			4,559,535

Electronic Equipment, Instruments & Components: 2.57%
Jabil Circuit Incorporated «		118,000	2,673,880

Internet Software & Services : 2.81%
DealerTrack Holdings Incorporated «†		38,500	1,052,205
WebMD Health Corporation †		67,000	1,878,680

			2,930,885

Semiconductors & Semiconductor Equipment : 1.64%
ATMI Incorporated †		32,000	748,160
Entegris Incorporated †		100,700	964,706

			1,712,866

Materials : 1.26%

Construction Materials: 1.26%
Texas Industries Incorporated «		42,000	1,312,920

Telecommunication Services : 0.98%

Diversified Telecommunication Services: 0.98%
General Communication Incorporated Class A †		98,000	1,020,180

Utilities : 1.68%

Electric Utilities: 1.68%
Westar Energy Incorporated		61,500	1,749,060

Total Common Stocks (Cost $89,668,135)			96,089,128

		Principal
Other: 0.60%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$819,029	221,138
VFNC Corporation, Pass-Through Entity, 0.27% (a)(i)(v)±144A		933,284	401,312

Total Other (Cost $290,932)			622,450

	Yield	Shares
Short-Term Investments: 34.48%

Investment Companies: 34.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%	9,181,283	9,181,283

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15%	26,778,675	$26,778,675

Total Short-Term Investments (Cost $35,959,958)				35,959,958

Total Investments in Securities (Cost $125,919,025)*	127.22%			132,671,536
Other Assets and Liabilities, Net	(27.22)			(28,383,546)

Total Net Assets	100.00%			$104,287,990

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $129,072,130 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,663,003
Gross unrealized depreciation	(8,063,597)

Net unrealized appreciation	$3,599,406

4

WELLS FARGO ADVANTAGE INTRINSIC SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$96,089,128	$0	$0	$96,089,128
Other	0	0	622,450	622,450
Short-term investments
Investment companies	9,181,283	26,778,675	0	35,959,958

	$105,270,411	$26,778,675	$622,450	$132,671,536

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common stocks
Balance as of October 31, 2011	$792,981
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(119,393)
Purchases	0
Sales	(51,138)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2012	$622,450

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(147,151)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 88.72%

Consumer Discretionary : 14.77%

Auto Components: 0.23%
Modine Manufacturing Company †	142,000	$1,553,480

Distributors: 0.86%
LKQ Corporation †	173,800	5,665,880

Diversified Consumer Services: 0.59%
Matthews International Corporation	118,100	3,892,576

Hotels, Restaurants & Leisure : 4.18%
Bally Technologies Incorporated	216,800	9,153,296
CEC Entertainment Incorporated	131,100	4,610,787
Home Inns & Hotels Management ADR †«	52,500	1,548,225
Pinnacle Entertainment Incorporated †«	225,900	2,191,230
Six Flags Entertainment Corporation	166,400	7,293,312
The Wendy’s Company	601,400	2,820,566

		27,617,416

Household Durables : 0.42%
American Greetings Corporation Class A	46,100	662,457
Harman International Industries Incorporated	49,500	2,088,900

		2,751,357

Media : 2.82%
Arbitron Incorporated	112,200	4,006,662
Clear Channel Outdoor Holdings Incorporated †	402,500	4,870,250
Lamar Advertising Company Class A †«	81,000	2,317,410
Madison Square Garden Incorporated Class A †	166,500	4,776,885
Scholastic Corporation	88,900	2,623,439

		18,594,646

Multiline Retail: 1.00%
Big Lots Incorporated †	167,200	6,602,728

Specialty Retail : 4.34%
Asbury Automotive Group Incorporated †	165,000	3,780,150
Children’s Place Retail Stores Incorporated †«	113,300	5,652,537
Citi Trends Incorporated †«	69,500	626,890
Collective Brands Incorporated †	176,700	2,943,822
Express Incorporated †	47,100	1,019,244
Lithia Motors Incorporated Class A «	71,800	1,594,678
Men’s Wearhouse Incorporated	80,600	2,779,894
Rent-A-Center Incorporated	224,000	7,575,680
Williams-Sonoma Incorporated	73,500	2,635,710

		28,608,605

Textiles, Apparel & Luxury Goods: 0.33%
Wolverine World Wide Incorporated	55,400	2,165,586

Consumer Staples : 0.49%

Food & Staples Retailing : 0.49%
Nash Finch Company	88,400	2,582,164

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Food & Staples Retailing (continued)
Winn-Dixie Stores Incorporated †	70,700	$668,115

		3,250,279

Energy : 4.77%

Energy Equipment & Services : 1.74%
Helix Energy Solutions Group Incorporated †«	280,200	4,609,290
Oil States International Incorporated †	85,800	6,837,402

		11,446,692

Oil, Gas & Consumable Fuels : 3.03%
Carrizo Oil & Gas Incorporated †«	78,300	1,901,907
Petroleum Development Corporation †«	75,900	2,362,767
PetroQuest Energy Incorporated †«	402,600	2,584,692
SM Energy Company	67,700	4,913,666
Swift Energy Company †«	248,800	8,247,720

		20,010,752

Financials : 16.51%

Capital Markets: 0.42%
Apollo Global Management LLC	184,700	2,748,336

Commercial Banks : 4.10%
Bank of Hawaii Corporation «	45,200	2,066,544
CVB Financial Corporation	204,510	2,153,490
First Financial Bankshares Incorporated «	37,200	1,267,776
FirstMerit Corporation	222,000	3,483,180
Lakeland Financial Corporation	61,400	1,555,876
MB Financial Incorporated «	146,600	2,660,790
Old National Bancorp «	258,400	3,041,368
Simmons First National Corporation «	115,300	3,176,515
SVB Financial Group †«	51,500	2,989,060
Westamerica Bancorporation «	100,100	4,649,645

		27,044,244

Consumer Finance: 0.76%
Cash America International Incorporated «	113,700	4,986,882

Diversified Financial Services: 0.63%
Compass Diversified Holdings «	296,600	4,158,332

Insurance : 5.17%
Alterra Capital Holdings Limited	360,466	8,712,463
Brown & Brown Incorporated	282,100	6,426,238
Delphi Financial Group Incorporated Class A	130,800	5,821,908
Infinity Property & Casualty Corporation	40,600	2,366,168
Primerica Incorporated	127,200	3,116,400
Reinsurance Group of America Incorporated	73,400	3,999,566
RLI Corporation «	35,700	2,546,124
The Navigators Group Incorporated †	23,600	1,127,608

		34,116,475

Real Estate Management & Development: 0.60%
Altisource Portfolio Solutions SA †	74,683	3,994,794

2

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
REITs : 3.93%
Colonial Properties Trust «	294,300	$6,292,134
Equity Lifestyle Properties Incorporated	48,000	3,366,720
Home Properties Incorporated	105,300	6,273,774
LaSalle Hotel Properties	162,120	4,385,346
MFA Mortgage Investments Incorporated	468,400	3,438,056
Redwood Trust Incorporated	186,300	2,189,025

		25,945,055

Thrifts & Mortgage Finance: 0.90%
Ocwen Financial Corporation †	414,400	5,963,216

Health Care : 11.11%

Biotechnology : 0.72%
Cepheid Incorporated †«	40,500	1,784,430
Lexicon Genetics Incorporated †	1,028,600	1,491,470
Onyx Pharmaceuticals Incorporated †	36,600	1,498,404

		4,774,304

Health Care Equipment & Supplies : 4.57%
Cooper Companies Incorporated	93,700	6,759,518
Haemonetics Corporation †«	129,300	8,399,328
Masimo Corporation †«	214,100	4,581,740
Sirona Dental Systems Incorporated †	63,500	3,070,225
Volcano Corporation †	75,800	2,126,190
West Pharmaceutical Services Incorporated «	129,200	5,230,016

		30,167,017

Health Care Providers & Services : 2.61%
Brookdale Senior Living Incorporated †	224,800	3,956,480
Centene Corporation †	121,400	5,487,280
Health Management Associates Incorporated Class A †	229,100	1,468,531
HealthSouth Rehabilitation Corporation †	168,100	3,242,649
HMS Holdings Corporation †	49,900	1,647,199
IPC The Hospitalist Company †«	14,000	471,660
Team Health Holdings LLC †	44,900	924,940

		17,198,739

Health Care Technology: 0.63%
Medassets Incorporated †	391,500	4,134,240

Life Sciences Tools & Services : 1.52%
Fluidigm Corporation †«	91,700	1,363,579
Parexel International Corporation †	285,200	6,873,320
TECHNE Corporation	26,300	1,794,975

		10,031,874

Pharmaceuticals : 1.06%
Medicis Pharmaceutical Corporation Class A «	72,900	2,412,261
Salix Pharmaceuticals Limited †	95,300	4,593,460

		7,005,721

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name	Shares	Value
Health Services : 0.44%

Health Care Providers & Services: 0.44%
Lifepoint Hospitals Incorporated †«	72,100	$2,897,699

Industrials : 14.33%

Airlines : 1.40%
Allegiant Travel Company †«	60,500	3,325,685
Hawaiian Holdings Incorporated †	593,500	4,130,760
Spirit Airlines Incorporated †	107,400	1,803,246

		9,259,691

Commercial Services & Supplies : 5.26%
FTI Consulting Incorporated †«	144,800	6,200,336
Healthcare Services Group «	135,100	2,525,019
Progressive Waste Solutions Limited «	218,100	4,942,146
Standard Parking Corporation †	290,861	5,142,422
Stantec Incorporated †	133,494	3,714,454
Steelcase Incorporated	160,000	1,393,600
Towers Watson & Company	57,600	3,444,480
Waste Connections Incorporated	227,725	7,357,795

		34,720,252

Construction & Engineering : 1.36%
Dycom Industries Incorporated	189,800	4,056,026
MYR Group Incorporated †	128,900	2,575,422
Orion Marine Group Incorporated †	229,000	1,657,960
Pike Electric Corporation †	85,900	683,764

		8,973,172

Electrical Equipment : 2.69%
EnerSys †«	169,700	4,917,906
GrafTech International Limited †	404,300	6,638,606
Regal-Beloit Corporation	62,700	3,559,479
Thermon Group Holdings Incorporated †	149,000	2,610,480

		17,726,471

Machinery : 1.69%
Enpro Industries Incorporated †«	191,600	6,765,396
IDEX Corporation	108,300	4,388,316

		11,153,712

Road & Rail : 0.96%
Genesee & Wyoming Incorporated †	61,500	3,819,150
Swift Transportation Company †	221,500	2,553,895

		6,373,045

Trading Companies & Distributors: 0.97%
Applied Industrial Technologies Incorporated	165,400	6,381,132

Information Technology : 12.36%

Communications Equipment: 0.01%
Mitel Networks Corporation †	24,053	76,007

4

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Computers & Peripherals: 0.92%
QLogic Corporation †«	349,100	$6,046,412

Electronic Equipment, Instruments & Components : 0.96%
Rofin-Sinar Technologies Incorporated †	53,300	1,512,121
ScanSource Incorporated «	128,700	4,835,259

		6,347,380

Internet Software & Services : 0.73%
ComScore Incorporated †«	158,900	3,519,635
Monster Worldwide Incorporated †«	179,800	1,294,560

		4,814,195

IT Services : 2.19%
Forrester Research Incorporated †«	94,100	3,287,854
Gartner Incorporated †	9,100	344,981
Genpact Limited †	125,300	1,833,139
Maxmus Incorporated	86,200	3,881,586
Sapient Corporation	187,300	2,416,170
TNS Incorporated †	145,645	2,685,694

		14,449,424

Office Electronics: 0.46%
Zebra Technologies Corporation †	80,800	3,059,088

Semiconductors & Semiconductor Equipment : 2.97%
Anadigics Incorporated †«	1,252,300	3,443,825
Atmel Corporation †	325,000	3,155,750
FEI Company †«	50,600	2,229,436
Hittite Microwave Corporation †«	31,100	1,711,122
Integrated Device Technology Incorporated †	769,500	4,878,630
Standard Microsystems Corporation †	160,700	4,139,632

		19,558,395

Software : 4.12%
Ariba Incorporated †	84,700	2,312,310
Cadence Design Systems Incorporated †«	501,400	5,294,784
Informatica Corporation †	27,700	1,171,710
Kenexa Corporation †«	193,800	4,655,076
Netscout Systems Incorporated †	125,500	2,592,830
Parametric Technology Corporation †	311,800	7,848,006
Websense Incorporated †	175,100	3,309,390

		27,184,106

Materials : 6.92%

Chemicals : 2.94%
Cabot Corporation	165,000	5,973,000
Innophos Holdings Incorporated	163,100	8,141,952
Minerals Technologies Incorporated	53,600	3,400,920
Quaker Chemical Corporation «	42,000	1,860,600

		19,376,472

Containers & Packaging : 1.94%
Silgan Holdings Incorporated	202,100	8,399,276

5

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Security Name			Shares	Value
Containers & Packaging (continued)
Sonoco Products Company «			141,000	$4,413,300
				12,812,576

Metals & Mining : 1.46%
Kaiser Aluminum Corporation «			114,800	5,668,824
Suncoke Energy Incorporated «			200,700	2,695,401
Timmins Gold Corporation †			453,773	1,294,296

				9,658,521

Paper & Forest Products: 0.58%
Kapstone Paper & Packaging Corporation †			217,600	3,799,296

Telecommunication Services : 1.10%

Diversified Telecommunication Services : 1.10%
AboveNet Incorporated †«			102,000	6,777,900
Cogent Communications Group Incorporated †			33,100	504,444

				7,282,344

Utilities : 5.92%

Electric Utilities : 4.34%
Cleco Corporation			355,100	14,118,776
IDACORP Incorporated «			192,200	8,101,230
UniSource Energy Corporation «			172,300	6,419,898

				28,639,904

Multi-Utilities: 1.58%
Northwestern Corporation			295,881	10,397,259

Total Common Stocks (Cost $486,248,519)				585,415,779

			Principal
Other : 0.28%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			$2,456,594	663,280
VFNC Corporation, Pass-Through Entity, 0.27% (i)(a)(v)144A±			2,799,291	1,203,695
Total Other (Cost $872,622)				1,866,975

		Yield	Shares
Short-Term Investments: 24.57%

Investment Companies: 24.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)		0.02%	67,036,726	67,036,726
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)		0.15	95,083,724	95,083,724
Total Short-Term Investments (Cost $162,120,450)				162,120,450

Total Investments in Securities (Cost $649,241,591)*	113.57%			749,403,204
Other Assets and Liabilities, Net	(13.57)			(89,872,067)

Total Net Assets	100.00%			$659,531,137

†	Non-income earning security.

6

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

«	All or a portion of this security is on loan.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
*	Cost for federal income tax purposes is $657,291,479 realized appreciation depreciation consists of:

Gross unrealized appreciation	$97,525,061
Gross unrealized depreciation	(5,413,336)

Net unrealized appreciation	$92,111,725

7

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$585,415,779	$0	$0	$585,415,779
Other	0	0	1,866,975	1,866,975
Short-term investments
Investment companies	67,036,726	95,083,724	0	162,120,450

	$652,452,505	$95,083,724	$1,866,975	$749,403,204

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of October 31, 2011	$2,378,467
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(358,107)
Purchases	0
Sales	(153,385)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2012	$1,866,975

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(441,364)

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 94.63%

Consumer Discretionary : 6.14%

Automobiles: 0.08%
Winnebago Industries Incorporated †	341,000	$3,116,740

Diversified Consumer Services : 0.58%
Cambium Learning Group Incorporated †	1,354,600	4,361,812
Corinthian Colleges Incorporated †**	5,903,600	17,769,836
Voyager Expanded Learning Corporation (a)(i)	1,649,100	2

		22,131,650

Hotels, Restaurants & Leisure : 1.77%
Denny’s Corporation †	3,164,800	13,576,992
Scientific Games Corporation Class A †	2,292,200	25,649,718
The Wendy’s Company	6,028,800	28,275,072

		67,501,782

Household Durables : 0.77%
Cavco Industries Incorporated †**	424,833	19,338,398
KB Home Incorporated	575,500	5,191,010
Skyline Corporation **	790,000	4,905,900

		29,435,308

Internet & Catalog Retail: 0.05%
dELiA*s Incorporated †**	1,875,800	2,007,106

Media: 0.49%
Discovery Communications Incorporated †	481,500	18,706,275

Multiline Retail: 0.20%
Saks Incorporated †	765,300	7,637,694

Specialty Retail : 2.20%
Collective Brands Incorporated †	2,347,700	39,112,682
Foot Locker Incorporated	127,400	3,342,976
GameStop Corporation Class A †	543,400	12,693,824
rue21 Incorporated †	366,600	8,875,386
Talbots Incorporated †	2,468,600	7,998,264
Vitamin Shoppe Incorporated †	280,800	12,001,392

		84,024,524

Consumer Staples : 0.76%

Personal Products: 0.76%
Prestige Brands Holdings Incorporated †	2,272,700	29,181,468

Energy : 24.48%

Energy Equipment & Services : 8.12%
Ensco International plc ADR	172,000	9,054,080
Helix Energy Solutions Group Incorporated †	1,156,600	19,026,070
Helmerich & Payne Incorporated #	738,600	45,579,006
ION Geophysical Corporation †	6,618,300	49,173,969
Key Energy Services Incorporated †	2,378,200	34,436,336
Newpark Resources Incorporated †**	7,173,600	58,393,104
Oceaneering International Incorporated	903,100	43,881,629
Parker Drilling Company †	2,075,500	13,490,750

1

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Energy Equipment & Services (continued)
PHI Incorporated (non-voting) †**	801,400	$21,124,904
PHI Incorporated (voting) †	133,092	3,195,539
Vantage Drilling Company †	3,610,300	4,476,772
Willbros Group Incorporated †	1,976,200	8,418,612

		310,250,771

Oil, Gas & Consumable Fuels : 16.36%
Forest Oil Corporation †	920,800	11,970,400
InterOil Corporation †**#	4,707,200	315,853,120
Lone Pine Resources Incorporated	619,800	4,134,066
McMoRan Exploration Company †	6,829,400	80,108,862
Newfield Exploration Company †	297,600	11,252,256
PetroQuest Energy Incorporated †	651,300	4,181,346
Pioneer Natural Resources Company	186,200	18,489,660
Plains Exploration & Product Company †	225,200	8,494,544
Range Resources Corporation	1,731,300	99,584,376
Trilogy Energy Corporation	2,287,500	71,291,887

		625,360,517

Financials : 16.77%

Commercial Banks : 3.04%
Ameris Bancorp †	376,800	4,039,296
Associated Banc-Corporation	587,400	7,319,004
Bancorp Incorporated †	1,348,855	10,817,817
BBCN Bancorp Incorporated †	1,153,701	11,675,454
CenterState Banks Incorporated	1,250,000	8,812,500
City National Corporation	385,300	17,677,564
First Horizon National Corporation	1,143,000	9,978,390
Hancock Holding Company	275,500	9,146,600
Iberiabank Corporation	376,500	19,683,420
Park Sterling Corporation †	980,800	4,295,904
Sandy Spring Bancorp Incorporated	234,700	4,285,622
SVB Financial Group †	107,900	6,262,516
Western Liberty Bancorp †**	818,800	2,145,256

		116,139,343

Diversified Financial Services: 0.32%
NBH Holdings Corporation †(a)144A	753,000	12,236,250

Insurance : 2.69%
Argo Group International Holdings Limited **	1,950,100	56,182,381
Hilltop Holdings Incorporated †	1,854,100	16,000,883
Mercury General Corporation	426,800	18,651,160
OneBeacon Insurance Group Limited	757,100	12,022,748

		102,857,172

REITs : 10.27%
Anworth Mortgage Asset Corporation	2,679,700	17,418,050
Capstead Mortgage Corporation	3,660,800	47,407,360
Chimera Investment Corporation	39,988,700	121,565,648
Crexus Investment Corporation **	4,241,000	46,947,870
Hatteras Financial Corporation	973,400	27,021,584
Invesco Mortgage Capital Incorporated	2,700,900	42,350,112
MFA Mortgage Investments Incorporated	5,178,400	38,009,456
Redwood Trust Incorporated	1,904,000	22,372,000

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
REITs (continued)
Sun Communities Incorporated	731,000	$29,320,410

		392,412,490

Thrifts & Mortgage Finance : 0.45%
First Niagara Financial Group Incorporated	1,366,700	13,079,319
Northwest Bancshares Incorporated	347,900	4,286,128

		17,365,447

Health Care : 7.19%

Health Care Equipment & Supplies : 3.96%
Gen-Probe Incorporated †	277,400	18,566,382
Hill-Rom Holdings Incorporated	254,700	8,407,647
Hologic Incorporated †	717,200	14,623,708
Invacare Corporation	251,100	4,288,788
Orasure Technologies Incorporated †**	5,891,300	65,570,169
Symmetry Medical Incorporated †	1,127,300	8,466,023
Thoratec Corporation †	610,200	17,939,880
Varian Medical Systems Incorporated †	202,200	13,318,914

		151,181,511

Health Care Providers & Services : 1.43%
Amedisys Incorporated †	1,128,600	11,850,300
Community Health Systems Incorporated †	505,700	9,456,590
Cross Country Healthcare Incorporated †**	2,129,800	13,140,866
Gentiva Health Services Incorporated †**	2,240,700	16,267,482
Healthways Incorporated †	538,000	4,067,280

		54,782,518

Health Care Technology : 0.63%
Allscripts Healthcare Solutions Incorporated †	636,900	12,177,528
Medidata Solutions Incorporated †	559,300	11,689,370

		23,866,898

Life Sciences Tools & Services : 1.17%
Accelrys Incorporated †	1,728,800	12,948,712
Nordion Incorporated	1,482,800	14,427,644
Parexel International Corporation †	723,400	17,433,940

		44,810,296

Industrials : 13.67%

Airlines : 4.98%
Alaska Air Group Incorporated †#	566,500	43,127,645
Delta Air Lines Incorporated †	4,861,500	51,288,825
Lan Airlines SA ADR	345,700	8,677,070
United Continental Holdings Incorporated †	3,770,600	87,100,860

		190,194,400

Commercial Services & Supplies : 4.48%
ABM Industries Incorporated	1,955,800	42,440,860
ACCO Brands Corporation †	2,413,435	25,630,680
GEO Group Incorporated †	2,788,100	49,014,798
Healthcare Services Group	1,116,600	20,869,254

3

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Hill International Incorporated †**	2,548,816	$15,165,455
Kforce Incorporated †	520,900	6,479,996
Verisk Analytics Incorporated Class A †#	290,200	11,628,314

		171,229,357

Construction & Engineering : 3.03%
Chicago Bridge & Iron Company NV #	2,388,100	101,685,298
Primoris Services Corporation	891,000	14,175,810

		115,861,108

Electrical Equipment: 0.80%
GrafTech International Limited †	1,859,700	30,536,274

Road & Rail: 0.12%
Covenant Transport Incorporated Class A †**	1,389,400	4,585,020

Trading Companies & Distributors: 0.26%
Applied Industrial Technologies Incorporated	260,400	10,046,232

Information Technology : 8.43%

Communications Equipment : 1.33%
Brocade Communications Systems Incorporated †	3,932,500	22,061,325
China GrenTech Corporation Limited ADR †**	2,154,800	6,292,016
Harmonic Incorporated †	2,993,800	17,573,606
MRV Communications Incorporated	5,217,300	5,050,346

		50,977,293

Computers & Peripherals : 2.01%
Cray Incorporated †**	4,115,000	30,697,900
Intermec Incorporated †**	3,360,900	28,365,996
Quantum Corporation †	7,093,000	17,874,360

		76,938,256

Electronic Equipment, Instruments & Components : 4.35%
Checkpoint Systems Incorporated †	864,800	9,097,696
Cognex Corporation	778,100	32,330,055
Coherent Incorporated †	923,400	51,599,592
Itron Incorporated †	314,900	12,214,971
OSI Systems Incorporated †	824,800	44,316,504
Power One Incorporated †	3,834,000	16,639,560
		166,198,378

Internet Software & Services: 0.30%
Monster Worldwide Incorporated †	1,595,800	11,489,760

Office Electronics: 0.18%
Zebra Technologies Corporation †	178,200	6,746,652

Software: 0.26%
Informatica Corporation †#	230,700	9,758,610

Materials : 16.30%

Chemicals: 0.51%
Calgon Carbon Corporation †	1,189,000	19,428,260

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name				Shares	Value
Containers & Packaging: 0.76%
Intertape Polymer Group Incorporated †**				7,540,224	$28,912,989

Metals & Mining : 14.65%
Agnico-Eagle Mines Limited				1,343,800	50,258,120
Carpenter Technology Corporation #				923,400	48,460,032
Eldorado Gold Corporation				1,387,700	20,968,147
Great Basin Gold Limited †				6,600,700	8,316,882
Harry Winston Diamond Corporation †				580,200	6,788,340
Petaquilla Minerals Limited †				2,192,600	1,304,597
Randgold Resources Limited ADR #				2,316,200	264,996,442
Royal Gold Incorporated				712,700	54,264,978
Sandstorm Gold Limited †(i)				12,419,548	17,588,270
Silver Standard Resources Incorporated †				1,355,500	23,409,485
Steel Dynamics Incorporated				2,337,000	37,275,150
United States Steel Corporation				521,100	15,732,009
U.S. Silica Holdings Incorporated †				21,203	360,451
Webco Industries Incorporated †**(a)(i)				89,600	10,304,000

					560,026,903

Paper & Forest Products: 0.38%
Wausau Paper Corporation				1,706,500	14,744,160

Telecommunication Services : 0.89%

Diversified Telecommunication Services: 0.89%
Cincinnati Bell Incorporated †**				9,898,400	34,149,480

Total Common Stocks (Cost $2,827,709,979)					3,616,828,892

Investment Companies : 1.18%
Market Vectors Gold Miners ETF				658,000	37,150,680
SPDR KBW Regional Banking ETF				301,561	7,783,289

Total Investment Companies (Cost $28,847,116)					44,933,969

			Expiration Date
Warrants: 0.01%

Materials : 0.01%

Metals & Mining: 0.01%
Sandstorm Gold Limited (i)†			10/19/2015	470,263	347,058

Total Warrants (Cost $0)					347,058

		Yield
Short-Term Investments: 3.89%

Investment Companies : 3.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%		148,704,847	148,704,847

Total Short-Term Investments (Cost $148,704,847)					148,704,847

Total Investments in Securities (Cost $3,005,261,942)*	99.71%				3,810,814,766
Other Assets and Liabilities, Net	0.29				11,252,805

Total Net Assets	100.00%				$3,822,067,571

†	Non-income earning security.

5

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
(l)	Investment in an affiliate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
#	All or a portion of this security has been segregated as collateral for derivative instruments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,028,445,288 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,183,084,135
Gross unrealized depreciation	(400,714,657)

Net unrealized appreciation	$782,369,478

6

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$3,594,288,640	$10,304,002	$12,236,250	$3,616,828,892
Investment companies	44,933,969	0	0	44,933,969
Warrants	0	347,058	0	347,058
Short-term investments
Investment companies	148,704,847	0	0	148,704,847

	$3,787,927,456	$10,651,060	$12,236,250	$3,810,814,766

As of January 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(1,396,593)	$0	$(1,396,593)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common stocks
Balance as of October 31, 2011	$12,462,150
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(225,900)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of January 31, 2012	$12,236,250

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(225,900)

Investments in affiliates

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the three months ended January 31, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities
Argo Group International Holdings Limited	1,907,100	43,000	0	1,950,100	$56,182,381	$230,604
Capstead Mortgage Corporation	4,002,000	0	341,200	3,660,800	47,407,360	1,614,650
Cavco Industries Incorporated	390,000	37,833	3,000	424,833	19,338,398	0
China GrenTech Corporation Limited ADR	2,164,800	0	10,000	2,154,800	6,292,016	0
Cincinnati Bell Incorporated	9,896,900	227,400	225,900	9,898,400	34,149,480	0
Corinthian Colleges Incorporated	5,293,600	610,000	0	5,903,600	17,769,836	0
Covenant Transport Incorporated Class A	1,374,000	15,400	0	1,389,400	4,585,020	0
Cray Incorporated	4,114,100	40,600	39,700	4,115,000	30,697,900	0
Crexus Investment Corporation	4,253,200	0	12,200	4,241,000	46,947,870	1,484,350
Cross Country Healthcare Incorporated	2,091,800	38,000	0	2,129,800	13,140,866	0
dELiA*s Incorporated	1,870,800	5,000	0	1,875,800	2,007,106	0
Gentiva Health Services Incorporated	1,745,200	495,500	0	2,240,700	16,267,482	0
Hill International Incorporated	2,522,700	26,116	0	2,548,816	15,165,455	0
Intermec Incorporated	3,381,300	0	20,400	3,360,900	28,365,996	0
InterOil Corporation	4,785,900	117,500	196,200	4,707,200	315,853,120	0
Intertape Polymer Group Incorporated	7,540,224	0	0	7,540,224	28,912,989	0
Newpark Resources Incorporated	7,303,600	8,900	138,900	7,173,600	58,393,104	0
Orasure Technologies Incorporated	5,712,000	195,600	16,300	5,891,300	65,570,169	0
PHI Incorporated (non-voting)	825,600	0	24,200	801,400	21,124,904	0
Skyline Corporation	683,800	106,200	0	790,000	4,905,900	0
Webco Industries Incorporated	89,457	143	0	89,600	10,304,000	0
Western Liberty Bancorp	818,800	0	0	818,800	2,145,256	0

Total	72,766,881	1,967,192	1,028,000	73,706,073	$845,526,608	$3,329,604

Derivative transactions

During the three months ended, January 31, 2012, the Fund entered into written options for economic hedging purposes.

During the three months ended January 31, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	3,600	$1,417,710
Options written	25,044	5,929,561
Options expired	(1,959)	(567,997)
Options terminated in closing purchase transactions	(20,316)	(5,087,768)
Options exercised	(201)	(35,636)

Options outstanding at January 31, 2012	6,168	$1,655,870

Open call options written at January 31, 2012 were as follow for the Fund:

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
February 2012	Alaska Air Group Incorporated	450	$75.00	$(119,250)
February 2012	Chicago Bridge & Iron Company NV	150	42.00	(23,250)
February 2012	Chicago Bridge & Iron Company NV	150	43.00	(17,250)
February 2012	Chicago Bridge & Iron Company NV	100	39.00	(38,000)
February 2012	Helmerich & Payne Incorporated	250	62.50	(41,250)
February 2012	InterOil Corporation	284	80.00	(19,596)
February 2012	InterOil Corporation	584	75.00	(71,248)
February 2012	InterOil Corporation	100	70.00	(26,300)
February 2012	Randgold Resources Limited ADR	200	110.00	(88,000)
February 2012	Randgold Resources Limited ADR	300	120.00	(39,000)
February 2012	Randgold Resources Limited ADR	650	115.00	(205,400)
March 2012	Carpenter Technology Corporation	100	55.00	(18,500)
March 2012	Informatica Corporation	300	45.00	(39,000)
March 2012	InterOil Corporation	150	85.00	(30,750)
March 2012	InterOil Corporation	400	95.00	(40,000)
March 2012	InterOil Corporation	650	90.00	(106,600)
March 2012	Randgold Resources Limited ADR	100	130.00	(9,000)
March 2012	Randgold Resources Limited ADR	150	120.00	(45,000)
March 2012	Verisk Analytics Incorporated Class A	200	40.00	(13,000)
June 2012	InterOil Corporation	400	90.00	(200,000)
June 2012	InterOil Corporation	400	95.00	(170,000)
June 2012	InterOil Corporation	100	100.00	(36,199)

As of January 31, 2012, the Fund had outstanding written call options with total premiums received that averaged $1,462,590 during the three months ended January 31, 2012.

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.51%

Consumer Discretionary : 6.79%

Auto Components: 0.57%
Gentex Corporation	50,584	$1,359,192

Automobiles: 0.07%
Winnebago Industries Incorporated †	17,300	158,122

Hotels, Restaurants & Leisure : 1.00%
Century Casinos Incorporated †	797,200	2,056,776
Empire Resorts Incorporated †	174,600	349,200

		2,405,976

Household Durables: 1.30%
Cavco Industries Incorporated †	68,457	3,116,162

Leisure Equipment & Products: 0.62%
Black Diamond Incorporated †	184,135	1,476,763

Media : 2.82%
Entravision Communications Corporation Class A †	660,100	1,181,579
Interpublic Group of Companies Incorporated	161,900	1,672,427
Outdoor Channel Holdings Incorporated	177,800	1,253,490
Regal Entertainment Group Class A	142,000	1,767,900
Scripps Networks Interactive Incorporated	20,499	888,837

		6,764,233

Specialty Retail : 0.41%
Bakers Footwear Group Incorporated †**(l)	514,480	318,977
Vitamin Shoppe Incorporated †	15,325	654,991

		973,968

Consumer Staples : 0.75%

Household Products: 0.75%
WD-40 Company	40,850	1,786,779

Energy : 19.96%

Energy Equipment & Services : 3.50%
Helix Energy Solutions Group Incorporated †	114,450	1,882,703
Helmerich & Payne Incorporated	18,995	1,172,181
Key Energy Services Incorporated †	86,080	1,246,438
Newpark Resources Incorporated †	394,276	3,209,407
Willbros Group Incorporated †	205,619	875,937

		8,386,666

Oil, Gas & Consumable Fuels : 16.46%
Cabot Oil & Gas Corporation	21,300	679,470
Canadian Natural Resources Limited	72,300	2,863,803
Endeavour International Corporation †	133,300	1,410,314
Energy XXI (Bermuda) Limited †	19,900	653,317
Gulfport Energy Corporation †	18,400	604,808
InterOil Corporation †	230,800	15,486,680
James River Coal Company †	156,800	986,272
McMoRan Exploration Company †	401,135	4,705,313
Penn West Petroleum Limited	24,135	525,178

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	12,700	$1,261,110
Range Resources Corporation	73,900	4,250,728
Sanchez Energy Corporation †	32,900	590,226
Triangle Petroleum Corporation †	165,578	1,132,554
Trilogy Energy Corporation	137,200	4,275,955

		39,425,728

Financials : 17.69%

Capital Markets: 0.45%
Artio Global Investos Incorporated	240,800	1,081,192

Commercial Banks : 4.54%
1st United Bancorp Incorporated †	195,600	1,126,656
American River Bankshares †	178,200	1,051,380
Bancorp Incorporated †	84,012	673,776
BBCN Bancorp Incorporated †	64,806	655,837
Iberiabank Corporation	22,098	1,155,283
Midsouth Bancorp Incorporated	65,100	849,555
Pacific Premier Bancorp Incorporated †	261,900	1,979,964
Sierra Bancorp	140,300	1,280,939
Sterling Bancorp	68,850	657,517
Univest Corporation of Pennsylvania	34,600	512,772
Washington Banking Company	58,100	769,244
Western Liberty Bancorp †	63,972	167,607

		10,880,530

Consumer Finance: 0.68%
Western Union Company	85,670	1,636,297

Insurance : 2.50%
Argo Group International Holdings Limited	116,900	3,367,889
First Acceptance Corporation †	667,100	767,165
Hilltop Holdings Incorporated †	119,186	1,028,575
Mercury General Corporation	18,525	809,542

		5,973,171

Real Estate Management & Development: 0.82%
Kennedy Wilson Holdings Incorporated	145,950	1,960,109

REITs : 8.28%
Capstead Mortgage Corporation	169,425	2,194,054
Chimera Investment Corporation	2,423,900	7,368,656
Hatteras Financial Corporation	61,424	1,705,130
MFA Mortgage Investments Incorporated	142,865	1,048,629
Origen Financial Incorporated	786,190	1,045,633
Redwood Trust Incorporated	125,941	1,479,807
Sun Communities Incorporated	45,234	1,814,336
UMH Properties Incorporated	307,400	3,169,294

		19,825,539

Thrifts & Mortgage Finance : 0.42%
First Niagara Financial Group Incorporated	82,745	791,870
Northwest Bancshares Incorporated	17,600	216,832

		1,008,702

2

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care : 8.05%

Health Care Equipment & Supplies : 4.15%
Allied Healthcare Products Incorporated †	391,400	$1,358,158
EnteroMedics Incorporated †	605,500	1,380,540
Haemonetics Corporation †	9,077	589,642
Orasure Technologies Incorporated †	452,490	5,036,214
Stryker Corporation	16,590	919,584
Wright Medical Group Incorporated †	37,900	642,405

		9,926,543

Health Care Providers & Services : 0.95%
Cross Country Healthcare Incorporated †	167,500	1,033,475
Ensign Group Incorporated	47,100	1,248,621

		2,282,096

Health Care Technology : 2.50%
Computer Programs & Systems Incorporated	25,150	1,439,838
Merge Healthcare Incorporated †	308,135	1,688,580
Omnicell Incorporated †	115,900	1,794,132
Transcend Services Incorporated †	43,345	1,075,823

		5,998,373

Life Sciences Tools & Services: 0.45%
Accelrys Incorporated †	143,460	1,074,515

Industrials : 14.24%

Aerospace & Defense: 0.95%
Orbital Sciences Corporation †	156,370	2,265,801

Airlines: 0.67%
JetBlue Airways Corporation †	269,500	1,598,135

Building Products : 1.35%
Patrick Industries Incorporated †	314,300	1,797,796
U.S. Home Systems Incorporated	156,900	1,426,221

		3,224,017

Commercial Services & Supplies : 5.60%
ABM Industries Incorporated	126,198	2,738,497
ACCO Brands Corporation †	149,221	1,584,727
Avery Dennison Corporation	64,800	1,759,320
Cintas Corporation	32,950	1,220,797
GEO Group Incorporated †	198,162	3,483,688
Healthcare Services Group	61,023	1,140,520
Standard Parking Corporation †	84,000	1,485,120

		13,412,669

Construction & Engineering : 1.86%
Integrated Electrical Services Incorporated †	212,500	516,375
Primoris Services Corporation	248,350	3,951,249

		4,467,624

Machinery : 1.73%
Actuant Corporation Class A	70,200	1,779,570

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Security Name	Shares	Value
Machinery (continued)
Kaydon Corporation	37,390	$1,275,747
Kennametal Incorporated	25,200	1,086,372

		4,141,689

Marine: 0.12%
Star Bulk Carriers Corporation	260,737	297,240

Professional Services : 1.96%
Hill International Incorporated †	668,778	3,979,229
Verisk Analytics Incorporated Class A †	18,125	726,269

		4,705,498

Information Technology : 9.33%

Communications Equipment : 2.32%
Brocade Communications Systems Incorporated †	194,600	1,091,706
China GrenTech Corporation Limited ADR †	385,300	1,125,076
MRV Communications Incorporated	322,580	312,257
Sandvine Corporation †	2,075,045	3,028,113

		5,557,152

Computers & Peripherals : 1.85%
Cray Incorporated †	241,224	1,799,531
Intermec Incorporated †	312,092	2,634,056
		4,433,587

Electronic Equipment, Instruments & Components : 1.24%
Evans & Sutherland Computer Corporation †**(l)	580,490	121,903
GSI Group Incorporated †	156,417	1,806,616
Power One Incorporated †	238,925	1,036,935

		2,965,454

IT Services: 1.20%
Official Payments Holdings Incorporated †	664,700	2,884,798

Semiconductors & Semiconductor Equipment : 2.43%
Advanced Micro Devices Incorporated †	145,200	974,292
FormFactor Incorporated †	291,700	1,502,255
MEMC Electronic Materials Incorporated †	209,305	956,524
Micron Technology Incorporated †	315,350	2,393,506

		5,826,577

Software: 0.29%
Henry Jack & Associates Incorporated	20,100	687,420

Materials : 19.85%

Chemicals: 0.85%
International Flavors & Fragrances Incorporated	36,405	2,031,763

Containers & Packaging: 1.00%
Intertape Polymer Group Incorporated †	623,530	2,390,926

4

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name				Shares	Value
Metals & Mining : 18.00%
Agnico-Eagle Mines Limited				64,800	$2,423,520
Endeavour Mining Corporation †				509,244	1,315,390
Goldcorp Incorporated				27,300	1,321,047
Goldgroup Mining Incorporated †				250,400	317,152
Goldgroup Mining Incorporated - Legend Shares †				1,041,000	1,318,510
Lucara Diamond Corporation †				1,140,200	1,059,816
Minera Andes Acquisition Corporation †(a)				766,695	4,446,831
Newmont Mining Corporation				42,700	2,625,196
Petaquilla Minerals Limited †				518,400	308,448
Randgold Resources Limited ADR				137,900	15,777,139
Rockwell Diamonds Incorporated †				283,000	135,699
Rockwell Diamonds Incorporated - Canada Exchange †				186,750	90,330
Rockwell Diamonds Incorporated - Legend Shares †144A				500,000	241,847
Rockwell Diamonds Incorporated - Legend Shares †144A				672,000	325,042
Royal Gold Incorporated				44,725	3,405,362
San Gold Corporation †				522,020	1,002,174
Sandstorm Gold Limited †				2,890,100	4,092,891
Sandstorm Metals & Energy Limited †				525,433	206,987
Silver Standard Resources Incorporated †				84,968	1,467,397
United States Steel Corporation				40,585	1,225,261
U.S. Silica Holdings Incorporated †				1,328	22,576

					43,128,615

Telecommunication Services : 0.85%

Diversified Telecommunication Services: 0.85%
Cincinnati Bell Incorporated †				589,665	2,034,344

Total Common Stocks (Cost $184,397,909)					233,553,965

Investment Companies: 1.38%
Market Vectors Junior Gold Miners ETF				95,042	2,817,995
SPDR KBW Regional Banking ETF				18,766	484,350

Total Investment Companies (Cost $2,973,465)					3,302,345

			Expiration Date
Warrants: 0.46%

Health Care : 0.14%

Health Care Equipment & Supplies : 0.14%
EnteroMedics Incorporated †(a)(i)			09/28/2016	270,908	320,945
Enteromedics Incorporated †(a)(i)			05/14/2016	13,680	18,067

					339,012

Materials : 0.32%
Metals & Mining: 0.32%
Sandstorm Gold Limited†			04/23/2014	904,067	757,371

Total Warrants (Cost $15,993)					1,096,383

		Yield
Short-Term Investments: 0.69%

Investment Companies : 0.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%		1,652,427	1,652,427

Total Short-Term Investments (Cost $1,652,427)					$1,652,427

Total Investments in Securities
(Cost $189,039,794)*	100.04%				239,605,120
Other Assets and Liabilities, Net	(0.04)				(97,611)

Total Net Assets	100.00%				$239,507,509

†	Non-income earning security.

5

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $198,200,764 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$63,151,654
Gross unrealized depreciation	(21,747,298)

Net unrealized appreciation	$41,404,356

6

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$229,107,134	$4,446,831	$0	$233,553,965
Investment companies	3,302,345	0	0	3,302,345
Warrants	0	1,096,383	0	1,096,383
Short-term investments
Investment companies	1,652,427	0	0	1,652,427

	$234,061,906	$5,543,214	$0	$239,605,120

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the three months ended January 31, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities
Bakers Footwear Group Incorporated	509,735	4,745	0	514,480	$318,977	$0
Evans & Sutherland Computer Corporation	588,690	0	(8,200)	580,490	121,903	0

	1,098,425	4,745	(8,200)	1,094,970	$440,880	$0

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 93.76%

Consumer Discretionary : 15.98%

Auto Components : 1.54%
Lear Corporation	49,300	$2,065,670
Modine Manufacturing Company †	900,225	9,848,461

		11,914,131

Automobiles : 0.19%
Thor Industries Incorporated «	48,600	1,490,076

Diversified Consumer Services : 4.10%
Hillenbrand Incorporated	514,702	12,069,762
Matthews International Corporation Class A «	299,647	9,876,365
Steel Excel Incorporated †	373,659	9,808,549

		31,754,676

Hotels, Restaurants & Leisure : 1.84%
Denny’s Corporation †«	2,824,344	12,116,436
Ruby Tuesday Incorporated †	286,100	2,148,611

		14,265,047

Household Durables : 4.19%
Blyth Incorporated	251,160	15,810,522
Cavco Industries Incorporated †	118,148	5,378,097
Dixie Group Incorporated †**	701,577	2,511,646
Furniture Brands International Incorporated †«	535,362	904,762
La-Z-Boy Incorporated †«	593,212	7,818,534

		32,423,561

Media : 0.83%
AH Belo Corporation	1,008,960	5,993,222
Dex One Corporation †«	243,493	409,068

		6,402,290

Specialty Retail : 0.45%
Christopher & Banks Corporation	525,545	1,087,878
Collective Brands Incorporated †	142,000	2,365,720

		3,453,598

Textiles, Apparel & Luxury Goods : 2.84%
Delta Apparel Incorporated †	259,739	3,974,007
Kenneth Cole Productions Incorporated Class A †**	779,468	9,579,662
Maidenform Brands Incorporated †«	252,100	5,042,000
Skechers USA Incorporated Class A †«	278,500	3,386,560

		21,982,229

Consumer Staples : 3.66%

Food Products : 0.44%
Seneca Foods Corporation Class A †«	117,297	3,393,402

Household Products : 2.27%
Central Garden & Pet Company †	186,192	1,627,318
Central Garden & Pet Company Class A †	191,902	1,815,393
Spectrum Brands Holdings Incorporated †	193,449	5,600,349

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Household Products (continued)
WD-40 Company «	195,236	$8,539,623

		17,582,683

Personal Products : 0.95%
Medifast Incorporated †«	131,500	2,167,120
Prestige Brands Holdings Incorporated †	403,242	5,177,627

		7,344,747

Energy : 3.86%

Energy Equipment & Services : 0.26%
Cal Dive International Incorporated †«	671,017	2,019,761

Oil, Gas & Consumable Fuels : 3.60%
Bill Barrett Corporation †«	56,900	1,571,578
Biofuel Energy Corporation †«	1,232,164	751,497
Comstock Resources Incorporated †	918,163	11,054,683
Pennsylvania Virginia Corporation «	206,100	954,243
Sanchez Energy Corporation «	41,800	749,892
Stone Energy Corporation †	243,261	6,823,471
Swift Energy Company †«	180,047	5,968,558

		27,873,922

Financials : 17.47%

Capital Markets : 3.10%
CIFC Corporation †«	253,585	1,425,148
Investment Technology Group Incorporated †«	750,751	8,513,516
Knight Capital Group Incorporated Class A †«	419,800	5,453,202
Kohlberg Capital Corporation	234,084	1,636,247
Westwood Holdings Group Incorporated	175,312	6,994,949

		24,023,062

Commercial Banks : 8.97%
City National Corporation	68,200	3,129,016
First Citizens BancShares Incorporated	176,356	31,112,726
First Niagara Financial Group Incorporated	321,150	3,073,406
Old National Bancorp «	506,787	5,964,883
TCF Financial Corporation	58,300	585,332
UMB Financial Corporation «	662,161	25,546,171

		69,411,534

Insurance : 4.92%
Brown & Brown Incorporated	253,800	5,781,564
Endurance Specialty Holdings Limited	250,100	9,353,740
Fortegra Financial Corporation †	294,330	1,992,614
Platinum Underwriters Holdings Limited «	126,300	4,325,775
Stewart Information Services Corporation	790,874	10,795,430
Validus Holdings Limited	181,661	5,825,868

		38,074,991

Thrifts & Mortgage Finance : 0.48%
Provident New York Bancorp	444,416	3,670,876

2

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care : 7.28%

Biotechnology : 0.35%
Myriad Genetics Incorporated †	113,200	$2,678,312

Health Care Equipment & Supplies : 3.79%
Align Technology Incorporated †«	110,800	2,610,448
Haemonetics Corporation †«	107,900	7,009,184
Hill-Rom Holdings Incorporated	146,900	4,849,169
ICU Medical Incorporated †«	104,103	4,837,666
Steris Corporation «	142,000	4,271,360
West Pharmaceutical Services Incorporated «	143,300	5,800,784

		29,378,611

Health Care Providers & Services : 0.83%
AMN Healthcare Services Incorporated †«	387,601	1,972,889
Hanger Orthopedic Group Incorporated †«	130,500	2,556,495
Owens & Minor Incorporated	61,600	1,873,256

		6,402,640

Health Care Technology : 0.16%
Omnicell Incorporated †	78,300	1,212,084

Life Sciences Tools & Services : 1.25%
Bio-Rad Laboratories Incorporated †	42,900	4,356,924
Cambrex Corporation †«	678,348	5,331,815

		9,688,739

Pharmaceuticals : 0.90%
Impax Laboratories Incorporated †	149,900	2,828,613
Lannett Company Incorporated †«	516,085	2,621,712
Salix Pharmaceuticals Limited †	31,200	1,503,840

		6,954,165

Industrials : 17.50%

Air Freight & Logistics : 0.38%
Forward Air Corporation «	83,000	2,905,000

Building Products : 3.89%
Builders FirstSource Incorporated †«	573,206	1,450,211
Quanex Building Products Corporation	1,146,742	18,840,971
Simpson Manufacturing Company Incorporated «	266,400	8,626,032
Trex Company Incorporated †	47,400	1,176,468

		30,093,682

Commercial Services & Supplies : 3.05%
ACCO Brands Corporation †	472,163	5,014,371
Courier Corporation	423,399	5,237,446
Quad Graphics Incorporated	41,200	484,100
Sykes Enterprises Incorporated †	186,600	3,271,098
Viad Corporation	475,291	9,615,137

		23,622,152

Electrical Equipment : 2.18%
EnerSys Incorporated †«	223,500	6,477,030
Franklin Electric Company Incorporated «	176,791	8,850,157

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Security Name	Shares	Value
Electrical Equipment (continued)
Polypore International Incorporated †	40,400	$1,534,093

		16,861,280

Industrial Conglomerates : 0.31%
Tredegar Corporation	98,895	2,438,751

Machinery : 5.08%
Briggs & Stratton Corporation «	100,700	1,571,927
Commercial Vehicle Group Incorporated †	395,070	4,942,326
Douglas Dynamics Incorporated	265,848	3,618,191
John Bean Technologies Corporation	210,100	3,447,741
Kadant Incorporated †**	964,729	23,404,326
Kaydon Corporation «	67,400	2,299,688

		39,284,199

Professional Services : 1.80%
Heidrick & Struggles International Incorporated	496,200	10,906,476
Korn/Ferry International †«	185,100	3,041,193

		13,947,669

Road & Rail : 0.81%
Arkansas Best Corporation	346,328	6,275,463

Information Technology : 18.45%

Communications Equipment : 1.27%
Aviat Networks Incorporated †	674,847	1,498,160
Black Box Corporation	153,500	4,746,220
Ixia Corporation †«	293,600	3,584,856

		9,829,236

Computers & Peripherals : 2.49%
Imation Corporation †**	2,486,821	14,746,849
Quantum Corporation †«	1,775,045	4,473,113

		19,219,962

Electronic Equipment, Instruments & Components : 4.67%
AVX Corporation	807,348	10,624,700
Benchmark Electronics Incorporated †	167,827	2,886,624
Celestica Incorporated †	243,500	2,072,185
Orbotech Limited †	852,088	8,904,320
Pulse Electronics Corporation «	912,938	2,620,132
Vishay Intertechnology Incorporated †	736,700	9,046,676

		36,154,637

Internet Software & Services : 1.59%
EarthLink Incorporated	1,707,000	12,307,470

IT Services : 0.61%
Global Payments Incorporated	46,700	2,335,934
TNS Incorporated †	130,374	2,404,097

		4,740,031

Semiconductors & Semiconductor Equipment : 5.35%
Advanced Energy Industries Incorporated †	308,100	3,278,184
ATMI Incorporated †	588,745	13,764,858

4

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
DSP Group Incorporated †«	847,864	$4,858,261
Exar Corporation †	950,516	6,349,447
Lattice Semiconductor Corporation †	965,781	6,567,311
MEMC Electronic Materials Incorporated †	488,400	2,231,988
Standard Microsystems Corporation †	169,029	4,354,187

		41,404,236

Software : 2.47%
ACI Worldwide Incorporated †	302,432	9,187,884
JDA Software Group Incorporated †	34,700	1,022,609
Netscout Systems Incorporated †	163,500	3,377,910
Progress Software Corporation †«	237,700	5,545,541

		19,133,944

Materials : 7.23%

Chemicals : 1.41%
A. Schulman Incorporated	391,305	9,586,973
American Pacific Corporation †	168,333	1,334,881

		10,921,854

Containers & Packaging : 0.13%
Plastec Technologies Limited †«	173,600	1,041,600

Metals & Mining : 1.35%
Aurizon Mines Limited †	699,860	3,870,226
Royal Gold Incorporated	86,298	6,570,730

		10,440,956

Paper & Forest Products : 4.34%
Clearwater Paper Corporation †	168,094	6,138,793
Glatfelter Corporation «	315,680	4,665,750
Neenah Paper Incorporated	571,268	13,579,040
Schweitzer Manduit International Incorporated «	87,412	6,077,756
Wausau Paper Corporation	360,400	3,113,856

		33,575,195

Utilities : 2.33%

Electric Utilities : 2.33%
ALLETE Incorporated «	434,952	18,028,760

Total Common Stocks (Cost $747,057,958)		725,621,214

Investment Companies : 0.05%
iShares Russell 2000 Value Index ETF «	5,489	384,504

Total Investment Companies (Cost $383,105)		384,504

5

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Security Name		Expiration Date	Shares	Value
Warrants : 0.00%

Materials : 0.00%
Containers & Packaging : 0.00%
Plastec Technologies Limited†(a)(i)		11/14/2018	145,800	$29,160

Total Warrants (Cost $0)				29,160

			Principal
Other : 0.31%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(Cost $3,755,012)			$8,768,564	2,367,512

Total Other (Cost $3,755,012)				2,367,512

		Yield	Shares
Short-Term Investments : 15.35%

Investment Companies : 15.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	46,708,795	46,708,795
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.15	72,090,352	72,090,352

Total Short-Term Investments (Cost $118,799,147)				118,799,147

Total Investments in Securities (Cost $869,995,222) *	109.47%			847,201,537

Other Assets and Liabilities, Net	(9.47)			(73,275,917)

Total Net Assets	100.00%			$773,925,620

†	Non-income earning security.
«	All or a portion of this security is on loan.
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $790,267,055 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$210,857,561
Gross unrealized depreciation	(153,923,079)

Net unrealized appreciation	$56,934,482

6

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	724,579,614	0	1,041,600	725,621,214
Investment companies	384,504	0	0	384,504
Warrants	0	29,160	0	29,160
Other	0	0	2,367,512	2,367,512
Short-term investments
Investment companies	46,708,795	72,090,352	0	118,799,147

	$771,672,913	$72,119,512	$3,409,112	$847,201,537

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Other	Total
Balance as of October 31, 2011	$0	$3,311,680	$3,311,680
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	22,720	22,720
Change in unrealized gains (losses)	0	(782,547)	(782,547)
Purchases	0	0	0
Sales	0	(184,341)	(184,341)
Transfers into Level 3	1,041,600	0	0
Transfers out of Level 3	0	0	1,041,600

Balance as of January 31, 2012	$1,041,600	$2,367,512	$3,409,112

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$0	$(875,980)	$(875,980)

Investments in affiliates

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the three months ended January 31, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities
Dixie Group Incorporated	701,557	0	0	701,577	$2,511,646	$0
Imation Corporation	2,277,121	209,700	0	2,486,821	14,746,849	0
Kadant Incorporated	957,029	7,700	0	964,729	23,404,326	0
Kenneth Cole Productions Incorporated Class A	689,768	89,700	0	779,468	9,579,662	0

	4,625,475	307,100	0	4,932,595	$50,242,483	$0

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.17%

Consumer Discretionary : 17.46%

Auto Components: 1.10%
Dana Holding Corporation †	147,100	$2,184,434

Diversified Consumer Services : 1.20%
Coinstar Incorporated †«	2,200	109,406
K12 Incorporated †«	34,100	763,499
Sotheby’s Holdings Incorporated	45,000	1,508,850

		2,381,755

Hotels, Restaurants & Leisure : 3.01%
Gaylord Entertainment Company †«	46,700	1,309,935
Pinnacle Entertainment Incorporated †	289,500	2,808,150
Shuffle Master Incorporated †«	145,300	1,859,840

		5,977,925

Household Durables: 1.15%
Sodastream International Limited †«	60,100	2,295,219

Internet & Catalog Retail: 0.46%
Shutterfly Incorporated †	38,400	910,848

Leisure Equipment & Products: 0.84%
LeapFrog Enterprises Incorporated †	289,800	1,677,942

Specialty Retail : 4.18%
Ulta Salon Cosmetics & Fragrance Incorporated †	37,100	2,827,762
Vitamin Shoppe Incorporated †	83,838	3,583,236
Zumiez Incorporated †«	66,800	1,907,808

		8,318,806

Textiles, Apparel & Luxury Goods : 5.52%
Deckers Outdoor Corporation †«	33,400	2,700,390
Iconix Brand Group Incorporated †«	122,400	2,253,384
Oxford Industries Incorporated	53,800	2,740,034
Vera Bradley Incorporated †«	91,300	3,270,366

		10,964,174

Consumer Staples : 0.88%

Personal Products: 0.88%
Elizabeth Arden Incorporated †«	48,700	1,751,739

Energy : 6.86%

Energy Equipment & Services : 3.10%
ION Geophysical Corporation †«	143,800	1,068,434
Key Energy Services Incorporated †	149,700	2,167,656
Lufkin Industries Incorporated «	38,900	2,926,058

		6,162,148

Oil, Gas & Consumable Fuels : 3.76%
Berry Petroleum Company Class A «	62,200	2,799,622
Energy XXI Bermuda Limited †	69,600	2,284,968

1

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
McMoRan Exploration Company †«	113,400	$1,330,182
Rosetta Resources Incorporated †	21,900	1,050,981

		7,465,753

Financials : 5.27%

Capital Markets : 2.61%
Financial Engines Incorporated †«	197,900	4,739,705
Stifel Financial Corporation †«	12,500	450,750

		5,190,455

Diversified Financial Services : 2.66%
Higher One Holding Incorporated †«	141,600	2,398,704
MarketAxess Holdings Incorporated	93,100	2,890,755

		5,289,459

Health Care : 15.33%

Biotechnology : 5.66%
Ariad Pharmaceuticals Incorporated †«	125,500	1,851,125
Cepheid Incorporated †«	44,800	1,973,888
Cubist Pharmaceuticals Incorporated †	76,800	3,134,976
Exact Sciences Corporation †«	265,800	2,482,572
Incyte Corporation †«	101,700	1,800,090

		11,242,651

Health Care Equipment & Supplies : 4.77%
DexCom Incorporated †«	303,737	3,331,995
NxStage Medical Incorporated †	136,200	2,443,428
Tornier NV †	50,100	1,057,110
Volcano Corporation †«	94,377	2,647,275

		9,479,808

Health Care Providers & Services: 1.90%
HMS Holdings Corporation †«	114,600	3,782,946

Health Care Technology : 3.00%
Athena Health Incorporated †	18,000	1,047,240
SXC Health Solutions Corporation †	77,800	4,906,068

		5,953,308

Industrials : 18.47%

Aerospace & Defense : 2.55%
Hexcel Corporation †«	115,943	2,906,691
KEYW Holding Corporation †«	284,198	2,159,905

		5,066,596

Air Freight & Logistics : 2.15%
Atlas Air Worldwide Holdings Incorporated †	25,300	1,205,166
Forward Air Corporation «	87,861	3,075,135

		4,280,301

2

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies: 1.93%
InnerWorkings Incorporated †«	347,449	$3,832,362

Electrical Equipment : 3.77%
EnerSys Company †«	127,300	3,689,154
Polypore International Incorporated †«	100,137	3,813,217

		7,502,371

Machinery : 6.07%
Barnes Group Incorporated «	181,000	4,577,490
RBC Bearings Incorporated †«	81,847	3,706,032
Titan International Incorporated «	156,552	3,779,165

		12,062,687

Professional Services: 0.03%
Sequenom Incorporated †	14,561	62,758

Trading Companies & Distributors: 1.97%
MSC Industrial Direct Company	51,400	3,907,428

Information Technology : 28.99%

Communications Equipment : 3.02%
Acme Packet Incorporated †«	62,400	1,823,952
Aruba Networks Incorporated †«	74,700	1,656,846
Riverbed Technology Incorporated †	105,100	2,516,094

		5,996,892

Internet Software & Services : 10.96%
Angie’s List Incorporated †«	72,975	1,077,111
Cogent Communications Group Incorporated †	76,400	1,164,336
ComScore Incorporated †«	212,922	4,716,222
Equinix Incorporated †	30,054	3,605,278
LivePerson Incorporated †	156,142	1,873,704
LogMeIn Incorporated †«	66,500	2,648,695
Rackspace Hosting Incorporated †	37,900	1,645,239
SPS Commerce Incorporated †	65,809	1,660,361
Support.com Incorporated †	469,959	1,212,494
Vocus Incorporated †«	95,208	2,186,928

		21,790,368

Semiconductors & Semiconductor Equipment : 5.86%
Cavium Incorporated †	107,100	3,442,194
Mellanox Technologies †	31,784	1,165,519
Power Integrations Incorporated	51,800	1,864,282
Silicon Image Incorporated †	324,800	1,578,528
Volterra Semiconductor Corporation †«	119,218	3,596,807

		11,647,330

Software : 9.15%
Concur Technologies Incorporated †«	91,778	4,804,578
Qlik Technologies Incorporated †	52,600	1,483,320
Sourcefire Incorporated †	102,000	3,164,040
Taleo Corporation Class A †«	139,197	5,012,484
Ultimate Software Group Incorporated †	55,674	3,712,899

		18,177,321

3

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Security Name			Shares	Value
Materials : 4.91%

Chemicals : 3.12%
Intrepid Potash Incorporated †«			140,838	$3,364,620
Rockwood Holdings Incorporated †			56,152	2,835,676

				6,200,296

Metals & Mining: 1.79%
Materion Corporation †			121,297	3,567,346

Total Common Stocks (Cost $159,909,710)				195,123,426

		Yield
Short-Term Investments: 33.13%

Investment Companies: 33.13%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.02%	4,011,659	4,011,659
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.15	61,824,746	61,824,746

Total Short-Term Investments (Cost $65,836,405)				65,836,405

Total Investments in Securities (Cost $225,746,115)*	131.30%			260,959,831
Other Assets and Liabilities, Net	(31.30)			(62,204,402)

Total Net Assets	100.00%			$198,755,429

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $229,502,985 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,254,831
Gross unrealized depreciation	(7,797,985)

Net unrealized appreciation	$31,456,846

4

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$195,123,426	$0	$0	$195,123,426
Short-term investments
Investment companies	4,011,659	61,824,746	0	65,836,405

	$199,135,085	$61,824,746	$0	$260,959,831

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: March 26, 2012